As filed on September 26, 2000                                File No. 033-69904


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
         Pre-Effective Amendment No.  ____                                   _
         Post-Effective Amendment No.  12                                    X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
         Amendment No.    13                                                 X

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                  Copies to:
        Clifford J. Alexander, Esq.             Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP               Mayer, Brown & Platt
      1800 Massachusetts Avenue, N.W.                1675 Broadway
              Second Floor                  New York, New York  10019-5820
        Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
___       immediately upon filing pursuant to paragraph (b)
X         on September 29, 2000, pursuant to paragraph (b)
___       60 days after filing pursuant to paragraph (a)(1)
___       on  _____________, pursuant to paragraph (a)(1)
___       75 days after filing pursuant to paragraph (a)(2)
___       on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___       this  post-effective  amendment designates a new effective  date for a previously filed post-effective amendment.

PROSPECTUS | SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO COMBINATION STOCK & BOND FUNDS, INC.

INVESCO EQUITY INCOME FUND - INVESTOR CLASS
INVESCO BALANCED FUND - INVESTOR CLASS
INVESCO TOTAL RETURN FUND - INVESTOR CLASS

THREE NO-LOAD CLASSES OF SHARES OF MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL APPRECIATION AND CURRENT INCOME.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks........3
Fund Performance..............................5
Fees And Expenses.............................8
Investment Risks..............................9
Principal Risks Associated With The Funds....10
Temporary Defensive Positions................15
Fund Management..............................16
Portfolio Managers...........................17
Potential Rewards............................18
Share Price..................................19
How To Buy Shares............................19
Your Account Services........................23
How To Sell Shares...........................24
Taxes........................................26
Dividends And Capital Gain Distributions.....27
Financial Highlights.........................28


                          [INVESCO ICON] INVESCO FUNDS


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor
Class shares. Each Fund also offers one or more additional classes of shares directly to the public through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

This Prospectus will tell you more about:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES

[ARROWS ICON]   POTENTIAL INVESTMENT RISKS

[GRAPH ICON]    PAST PERFORMANCE

[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds attempt to provide you with high total return through both growth and current income from these investments. The Funds are actively managed. The Funds invest in a mix of equity securities and debt securities, as well as in options and other investments whose value is based upon the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Funds attempt to cushion against sharp price movements in both equity and debt securities.

Although the Funds are subject to a number of risks that could affect their performance, their principal risk is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in a Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held in each Fund, there is an additional risk that the portfolio of a Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Funds are subject to other principal risks such as credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]      INVESCO EQUITY INCOME FUND - INVESTOR CLASS

The Fund invests primarily in dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce relatively high levels of income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment-grade securities.

Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

[KEY ICON]      INVESCO BALANCED FUND - INVESTOR CLASS

The Fund invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment-grade debt securities.

The portion of the Fund's portfolio invested in equity securities emphasizes companies INVESCO believes to have better-than-average earnings growth potential, as well as companies within industries that INVESCO believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, we also consider companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. We may also take positions in securities traded on regional or foreign exchanges.

A portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment-grade corporate bonds. These securities tend to offer lower income than bonds of lower quality but are more shielded from credit risk. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions.

[KEY ICON]      INVESCO TOTAL RETURN FUND - INVESTOR CLASS

The Fund invests primarily in a combination of common stocks of companies with a strong history of paying regular dividends and invests in debt securities. Debt securities include obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic and market conditions.

INVESCO considers a combination of historic financial results, current prices for stocks and the current yield to maturity available in the debt securities markets. To determine the actual allocations, the return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories. This analysis is continual, and is updated with current market information.

The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

[GRAPH ICON]    FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. The table below shows average annual total returns for various periods ended December 31, 1999 for each Fund compared to the S&P 500 and Lehman Government/Corporate Bond Indexes. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

The charts below contain the following plot points:

--------------------------------------------------------------------------------
                       EQUITY INCOME FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
'90     '91     '92    '93      '94     '95     '96     '97     '98     '99
0.91%   46.22%  0.99%  16.74%   (3.88%) 27.33%  16.72%  26.45%  14.13%  12.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.  3/91     16.84%
Worst Calendar Qtr.  9/90   (12.28%)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         BALANCED FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2), (3)
--------------------------------------------------------------------------------
'94        '95        '96        '97        '98        '99
9.44%      36.46%     14.66%     19.53%     17.33%     16.83%
--------------------------------------------------------------------------------
Best Calendar Qtr.   12/98  13.67%
Worst Calendar Qtr.  9/98   (6.61%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  TOTAL RETURN FUND - INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
'90      '91     '92    '93       '94    '95     '96    '97     '98     '99
(0.35%)  24.96%  9.84%  12.34%    2.52%  28.64%  13.07% 25.04%  13.62%  (1.36%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   6/97    11.86%
Worst Calendar Qtr.  9/99    (8.41%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN(1),(2)
                                                     AS OF 12/31/99
--------------------------------------------------------------------------------
                                                                   10 YEARS
                                                                   OR SINCE
                                         1 YEAR       5 YEARS      INCEPTION

Equity Income Fund - Investor Class      12.81%        19.33%       15.00%
Balanced Fund - Investor Class           16.83%        20.72%       18.61%(3)
Total Return Fund - Investor Class       (1.36%)       15.31%       12.37%
Lehman Government/Corporate
    Bond Index(4)                        (2.15%)        7.61%        7.65%
S&P 500 Index(4)                         21.03%        28.54%       18.19%


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.

(2) Returns for Investor Class shares of Equity Income, Balanced and Total Return Funds were 2.32%, 0.60% and (5.05%), respectively, year-to-date, as of the calendar quarter ended June 30, 2000.

(3) The Fund commenced investment operations on December 1, 1993.

(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

EQUITY INCOME FUND - INVESTOR CLASS
Management Fees                                            0.48%
Distribution and Service (12b-1) Fees(1)                   0.25%
Other Expenses(2),(3),(4)                                  0.25%
                                                           -----
Total Annual Fund Operating Expenses(2),(3),(4)            0.98%
                                                           =====

BALANCED FUND - INVESTOR CLASS
Management Fees                                            0.59%
Distribution and Service (12b-1) Fees(1)                   0.25%
Other Expenses(2),(3)                                      0.33%
                                                           -----
Total Annual Fund Operating Expenses(2),(3)                1.17%
                                                           =====

TOTAL RETURN FUND - INVESTOR CLASS
Management Fees                                            0.56%
Distribution and Service (12b-1) Fees(1)                   0.25%
Other Expenses(2),(3),(4)                                  0.22%
                                                           -----
Total Annual Fund Operating Expenses(2),(3),(4)            1.03%
                                                           =====

(1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(3) The expense information presented in the table has been restated from the financial statements to reflect a change in transfer agency fees.

(4) The expense information presented in the table has been restated from the financial statements to reflect a change in the administrative services fee.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                        1 year       3 years      5 years    10 years
Equity Income Fund - Investor Class     $100         $312         $542       $1,201
Balanced Fund - Investor Class          $119         $372         $644       $1,420
Total Return Fund - Investor Class      $105         $328         $569       $1,259

[ARROWS ICON]   INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]   PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of your Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK
The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk.
Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISK
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Balanced and Total Return Funds may invest up to 25% of their assets in securities of non-U.S. issuers. Equity Income Fund may invest up to 25% of its assets in foreign debt securities, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

      CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

      POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

      REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

      DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

      EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

      As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                     --------------------------------------

Although each Fund generally invests in equity and debt securities, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                              RISKS             APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)     Market,           Equity Income
These are securities issued by U.S.     Information,      Balanced
banks that represent shares of          Political,        Total Return
foreign corporations held by those      Regulatory,
banks. Although traded in U.S.          Diplomatic,
securities markets and valued in U.S.   Liquidity
dollars, ADRs carry most of the risks   Currency
and of investing directly in foreign    Risks
securities.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS      Currency,         Balanced
A contract to exchange an amount of     Political,        Total Return
currency on a date in the future at     Diplomatic,
an agreed-upon exchange rate might be   Counterparty
used by the Fund to hedge against       and Regula-
changes in foreign currency exchange    tory Risks
rates when the Fund invests in
foreign securities.  Does not reduce
price fluctuations in foreign
securities, or prevent losses if the
prices of those securities decline.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                              RISKS             APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
FUTURES                                 Market,           Equity Income
A futures contract is an agreement to   Liquidity and     Balanced
buy or sell a specific amount of a      Options and       Total Return
financial instrument (such as an        Futures Risks
index option) at a stated price
on a stated date. The Fund may use
futures con tracts to provide
liquidity and to hedge portfolio
value.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES                     Liquidity Risk    Equity Income
A security that cannot be sold                            Balanced
quickly at its fair value.                                Total Return
--------------------------------------------------------------------------------
JUNK BONDS                              Market,           Equity Income
Debt securities that are rated BB or    Credit,
lower by S&P or Ba or lower by          Interest Rate
Moody's. Tend to pay higher interest    and Duration
rates than higher-rated debt            Risks
securities, but carry a higher
credit risk.
--------------------------------------------------------------------------------
OPTIONS                                 Credit,           Equity Income
The obligation or right to deliver      Information       Balanced
or receive a security or other          Liquidity and     Total Return
instrument, index or commodity, or      Options and
cash payment depending on the price     Futures Risks
of the underlying security or the
performance of an index or other
bench mark. Includes options on
specific securities and stock
indices, and options on stock index
futures. May be used in the Fund's
portfolio to provide liquidity and
hedge portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS             Counter           Equity Income
These may include forward contracts,    party, Credit,    Balanced
swaps, caps, floors and collars.        Currency,         Total Return
They may be used to try to manage the   Interest Rate,
Fund's foreign currency exposure and    Liquidity,
other investment risks, which can       Market and
cause its net asset value to rise or    Regulatory
fall. The Fund may use these            Risks
financial instruments, commonly
known as "derivatives," to increase
or decrease its exposure to changing
securities prices, interest rates,
currency exchange rates or other
factors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                              RISKS             APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                   Credit and        Equity Income
A contract under which the seller of    Counterparty      Balanced
a security agrees to buy it back at     Risks             Total Return
an agreed-upon price and time in the
future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES                    Liquidity Risk    Equity Income
Securities that are not registered,                       Balanced
but which are bought and sold solely                      Total Return
by institutional investors. The Fund
considers many Rule 144A securities
to be "liquid," although the market
for such securities typically is less
active than the public securities
markets.
--------------------------------------------------------------------------------


[ARROWS ICON]   TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $389 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $48.5 billion for more than 1,098,588 shareholders of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO Capital Management, Inc., a division of INVESCO, Inc. ("ICM"), located at 1315 Peachtree Street, Atlanta, Georgia, is the sub-adviser to Total Return Fund.

A wholly owned subsidiary of INVESCO, IDI, is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, ICM and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2000:

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
        FUND                          AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
        INVESCO Equity Income Fund                      0.48%
        INVESCO Balanced Fund                           0.59%
        INVESCO Total Return Fund                       0.56%
--------------------------------------------------------------------------------

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:


        FUND                          PORTFOLIO MANAGER(S)
        Equity Income                 Charles P. Mayer
                                      Donovan J. (Jerry) Paul

        Balanced                      Peter M. Lovell
                                      Charles P. Mayer
                                      Donovan J. (Jerry) Paul

        Total Return                  David S. Griffin
                                      James O. Baker
                                      Thomas L. Shields

JAMES O. BAKER, a vice president of ICM, is a co-portfolio manager of Total Return Fund. Before joining ICM in 1992, Jim was a portfolio manager with Willis Investment Counsel and a broker with Morgan Keegan and Drexel Burnham Lambert. He is a Chartered Financial Analyst. Jim holds a B.A. from Mercer University.

DAVID S. GRIFFIN, a portfolio manager of ICM, is the lead portfolio manager of Total Return Fund. Before joining ICM in 1986, Dave was pension administrator for Genesco, Inc. and a member of sales with Merrill Lynch. He is a Chartered Financial Analyst. Dave holds an M.B.A. from the College of William and Mary and a B.A. from Ohio Wesleyan University.

PETER M. LOVELL, a vice president of INVESCO, is the lead portfolio manager of Balanced Fund. Before joining INVESCO in 1994, Pete was a financial consultant with Merrill Lynch. He holds an M.B.A. in Finance and Accounting from Regis University and a B.A. from Colorado State University.

CHARLES P. MAYER, Director of Income Equity Investments and a director and senior vice president of INVESCO, is a co-portfolio manager of Equity Income and Balanced Funds. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DONOVAN J. (JERRY) PAUL, Director of Fixed-Income Investments and a senior vice president of INVESCO, is a co-portfolio manager of Equity Income and Balanced Funds. Jerry manages several other fixed-income INVESCO Funds. Before joining INVESCO in 1994, Jerry was with Stein, Roe & Farnham, Inc. and Quixote Investment Management. He is a Chartered Financial Analyst and a Certified Public Accountant. Jerry holds an M.B.A. from the University of Northern Iowa and a B.B.A. from the University of Iowa.

THOMAS L. SHIELDS, a portfolio manager of ICM, is an assistant portfolio manager of Total Return Fund. Before joining INVESCO in 1983, he was a portfolio manager with Schroder Capital Management. Tom is a Chartered Financial Analyst. He holds an M.B.A. and a B.B.A. from Tulane University.

Charlie Mayer and Pete Lovell are members of INVESCO's Equity Team, which is led by Charlie Mayer. Jerry Paul is a member of, and leads, INVESCO's Fixed-Income Team.


[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time and also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are willing to grow their capital over the long-term (at least five years).
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing in tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You  probably  do not want to invest in the Funds if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Funds. Each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o   You may make up to four exchanges out of each Fund per 12-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. Each Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class.

INTERNET TRANSACTION. Investors may open new accounts, exchange and redeem shares of any INVESCO Fund through the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                        INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                      $1,000 for regular       INVESCO does not accept
Mail to:                      accounts; $250 for an    a third party check
INVESCO Funds Group, Inc.,    IRA; $50 for each        unless it is from another
P.O. Box 173706,              subsequent investment.   financial institution
Denver, CO 80217-3706.                                 related to a retirement
You may send your check                                plan transfer.
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY WIRE                       $1,000 for regular
You may send your payment     accounts; $250 for an
by bank wire (call            IRA; $50 for each
1-800-525-8085 for            subsequent investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $1,000 for regular       You must forward your
Call 1-800-525-8085 to        accounts; $250 for an    bank account information
to your purchase.  Upon       IRA; $50 for each        to INVESCO prior to using
your telephone instruc-       subsequent investment.   this option.
tions, INVESCO will move
money from your
designated bank/credit
union checking or
savings account in
order to purchase
shares.
--------------------------------------------------------------------------------
BY INTERNET                   $1,000 for regular     You will need a Web browser
Go to the INVESCO             accounts; $250 for an  to use this service.
Web site at                   IRA; $50 for each      Internet purchase
invescofunds.com              subsequent investment. transactions are limited to
                                                     a maximum of $25,000.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH        $50 per month for      Like all regular investment
EASIVEST OR DIRECT            EasiVest; $50 per      plans, neither EasiVest nor
PAYROLL PURCHASE              pay period for         Direct Payroll Purchase
You may enroll on             Direct Payroll         ensures a profit or
your fund application,        Purchase.  You may     protects against loss in a
or call us for a              start or stop your     falling market.  Because
separate form and more        regular investment     you'll invest continually,
details.  Investing           plan at any time       regardless of varying price
the same amount on a          with two weeks'        levels, consider your
monthly basis allows          notice to              financial ability to keep
you to buy more shares        INVESCO.               buying through low price
when prices are low                                  levels.  And remember that
and fewer shares when                                you will lose money if you
prices are high.  This                               redeem your shares when the
"dollar cost                                         market value of all your
averaging" may help                                  shares is less than their
offset market                                        cost.
fluctuations.  Over
a period of time,
your average cost per
share may be less than
the actual average
value per share.

METHOD                        INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50 for subsequent       You must forward your
Automated transactions by     investments.             bank account information
telephone are available                                to INVESCO prior to using
for subsequent purchases                               this option. Automated
and exchanges 24 hours a day.                          transactions are limited
Simply call 1-800-424-8085.                            to a maximum of $25,000.
--------------------------------------------------------------------------------
BY EXCHANGE                   $1,000 for regular       See "Exchange Policy."
Between the same class of     accounts; $250 for an
any two INVESCO Funds.        IRA; $50 for each
Call 1-800-525-8085 for       subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made in writing,
by telephone, or at our
Web sit at invescofunds.com.
You may also establish an
automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.


DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Funds. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a tax-able gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.


METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  $250 (or, if less,       INVESCO's telephone
Call us toll-free at:         full liquidation of      redemption privileges may
1-800-525-8085.               the account) for a       be modified or terminated
                              redemption check.        in the future at
                                                       INVESCO's discretion. The
                                                       maximum amount which may
                                                       be redeemed by telephone
                                                       is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.              The redemption request
Mail your request to                                   must be signed by all
INVESCO Funds Group,                                   registered account
Inc., P.O. Box 173706,                                 owners.  Payment will be
Denver, CO  80217-3706.                                mailed to your address
You may also send your                                 as it appears on
request by overnight                                   INVESCO's records, or to
courier to 7800 E.                                     a bank designated by you
Union Ave., Denver,                                    in writing.
CO 80237.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $50                      You must forward your
Call 1-800-525-8085           IRA redemptions are      bank account information
to request your               not permitted.           to INVESCO prior to using
redemption.                                            this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------
BY INTERNET                   $50                      You will need a Web
Go to the INVESCO Web         IRA redemptions are      browser to use this
site at invescofunds.com      not permitted.           service.  Internet
                                                       redemption transactions
                                                       are limited to a maximum
                                                       of $25,000. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN      $100 per payment on      You must have at least
You may call us to            a monthly or             $10,000 total invested
request the                   quarterly basis.         with the INVESCO funds
appropriate form and          The redemption check     with at least $5,000 of
more information at           may be made payable      that total invested in
1-800-525-8085.               to any party you         the fund from which
                              designate.               withdrawals will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY        Any amount.              All registered account
Mail your request to                                   owners must sign the
INVESCO Funds Group, Inc.,                             request, with signature
P.O. Box 173706,                                       guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.


[GRAPH ICON]    TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of a Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends   and  capital   gain   distributions   paid  by  each  Fund  are
automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Combination Stock & Bond Funds, Inc.'s 2000 Annual Report to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                Year Ended      Period Ended
                                  May 31           May 31                     Year Ended June 30
-----------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND -
INVESTOR CLASS                     2000           1999(a)        1998           1997           1996          1995
PER SHARE DATA
Net Asset Value-
Beginning of Period              $15.85         $16.18         $15.31         $13.21         $11.92        $11.32
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income              0.24           0.30           0.38           0.35           0.41          0.42
Net Gains on Securities
  (Both Realized and
  Unrealized)                      1.05           1.19           2.54           3.05           1.53          1.14
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                       1.29           1.49           2.92           3.40           1.94          1.56
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                0.24           0.31           0.38           0.35           0.41          0.42
In Excess of Net
  Investment Income(b)             0.00           0.00           0.00           0.00           0.00          0.00
Distributions from
  Capital Gains                    1.45           1.51           1.67           0.95           0.24          0.54
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                1.69           1.82           2.05           1.30           0.65          0.96
-----------------------------------------------------------------------------------------------------------------
Net Asset Value -
  End of Period                  $15.45         $15.85         $16.18         $15.31         $13.21        $11.92
=================================================================================================================

TOTAL RETURN                      8.46%      10.31%(c)         20.55%         27.33%         16.54%        14.79%

RATIOS
Net Assets - End of Period
  ($000 Omitted)             $4,405,739     $4,845,036     $5,080,735     $4,574,675     $4,170,536    $4,009,609
Ratio of Expenses to
  Average Net Assets(d)        0.93%(e)    0.90%(e)(f)       0.90%(e)       0.95%(e)       0.93%(e)         0.94%
Ratio of Net Investment
  Income to Average Net           1.52%       2.10%(f)          2.35%          2.54%          3.17%         3.61%
  Assets(d)
Portfolio Turnover Rate             50%         47%(c)            58%            47%            63%           54%

(a) From July 1, 1998 to May 31, 1999, the Fund's current fiscal year end.

(b) Distributions in excess of net investment income for the year ended June 30, 1998 aggregated less than $0.01 on a per share basis.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended May 31, 1999 and for the years ended June 30, 1998, 1997, 1996, and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.91% (annualized), 0.90%, 0.98%, 0.96% and 0.97%, respectively, and ratio of net investment income to average net assets would have been 2.09%, (annualized) 2.35%, 2.51%, 3.14% and 3.58%, respectively.

(e) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(f) Annualized.


                                Year Ended      Period Ended
                                  May 31           May 31                     Year Ended July 31
------------------------------------------------------------------------------------------------------------------
BALANCED FUND -
INVESTOR CLASS                     2000           1999(a)        1998           1997           1996          1995
PER SHARE DATA
Net Asset Value-
  Beginning of Period            $16.78         $15.71         $15.86         $13.36         $12.08        $10.30
------------------------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income              0.32           0.24           0.33           0.34           0.37          0.29
Net Gains on Securities
  (Both Realized and
  Unrealized)                      0.92           1.73           1.50           3.37           2.12          2.03
------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                       1.24           1.97           1.83           3.71           2.49          2.32
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income               0.32           0.24           0.35           0.34           0.37          0.29
Distributions from
  Capital Gains                    0.52           0.66           1.63           0.87           0.84          0.25
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                0.84           0.90           1.98           1.21           1.21          0.54
------------------------------------------------------------------------------------------------------------------
Net Asset Value-
   End of Period                 $17.18         $16.78         $15.71         $15.86         $13.36        $12.08
==================================================================================================================

TOTAL RETURN                      7.47%      13.12%(b)         12.90%         29.27%         20.93%        23.18%

RATIOS
Net Assets - End of Period
  ($000 Omitted)               $644,957       $324,838       $216,624       $161,921       $115,066       $37,224
Ratio of Expenses to
  Average Net Assets(c)        1.15%(d)    1.21%(d)(e)       1.22%(d)       1.29%(d)       1.29%(d)         1.25%
Ratio of Net Investment
  Income to Average Net
  Assets(c)                       1.98%       1.94%(e)          2.18%          2.46%          3.03%         3.12%
Portfolio Turnover Rate             89%        100%(b)           108%           155%           259%          255%


(a) From August 1, 1998 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.34%, 1.29%, and 1.59%, respectively, and ratio of net investment income to average net assets would have been 2.41%, 3.03%, and 2.77%, respectively.

(d) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees.).

(e) Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

                                Year Ended      Period Ended
                                  May 31           May 31                     Year Ended August 31
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND -
INVESTOR CLASS                     2000           1999(a)        1998           1997           1996          1995
PER SHARE DATA
Net Asset Value-
   Beginning of Period           $32.37         $28.16         $27.77         $22.60         $20.95        $18.54
------------------------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income              0.81           0.60           0.83           0.77           0.73          0.72
Net Gains on Securities
  (Both Realized and
  Unrealized)                    (3.47)           5.03           0.87           5.26           1.78          2.46
------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                      (2.66)          5.63           1.70           6.03           2.51          3.18
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                0.81           0.60           0.83           0.77           0.73          0.72
In Excess of Net
  Investment Income(b)             0.00           0.00           0.00           0.00           0.00          0.00
Distributions from
  Capital Gains                    1.16           0.82           0.48           0.09           0.13          0.05
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                1.97           1.42           1.31           0.86           0.86          0.77
------------------------------------------------------------------------------------------------------------------
Net Asset Value -
  End of Period                  $27.74         $32.37         $28.16         $27.77         $22.60        $20.95
==================================================================================================================

TOTAL RETURN                    (8.92%)      20.27%(c)          6.02%         27.01%         12.06%        17.54%

RATIOS
Net Assets - End of Period
  ($000 Omitted)             $2,326,899     $3,418,746     $2,561,016     $1,845,594     $1,032,151      $563,468
Ratio of Expenses to
   Average Net Assets(d)       1.00%(e)    0.83%(e)(f)       0.79%(e)       0.86%(e)       0.89%(e)         0.95%
Ratio of Net Investment
  Income to Average
  Net Assets(d)                2.60%(e)       2.61%(f)          2.82%          3.11%          3.44%         3.97%
Portfolio Turnover Rate             49%          7%(c)            17%             4%            10%           30%


(a) From September 1, 1998 to May 31, 1999, the Fund's current fiscal year end.

(b) Distributions in excess of net investment income for the year ended May 31, 2000, for the period ended May 31, 1999 and for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Various expenses of the Class were voluntarily absorbed by INVESCO from September 1, 1998 to May 12, 1999, and for the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.84% (annualized) and 0.80%, respectively, and ratio of net investment income to average net assets would have been 2.60% (annualized) and 2.81%, respectively.

(e) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(f) Annualized.

SEPTEMBER 30, 2000

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
INVESCO EQUITY INCOME FUND - INVESTOR CLASS
INVESCO BALANCED FUND - INVESTOR CLASS
INVESCO TOTAL RETURN FUND - INVESTOR CLASS


You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated September 30, 2000, is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-8066 and 033-69904.












811-8066

PROSPECTUS | SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO COMBINATION STOCK & BOND FUNDS, INC.

INVESCO BALANCED FUND - INSTITUTIONAL CLASS


A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING CAPITAL APPRECIATION AND CURRENT INCOME.


TABLE OF CONTENTS

Investment Goals, Strategies And Risks........34
Fund Performance..............................35
Fees And Expenses.............................37
Investment Risks..............................38
Principal Risks Associated With The Fund......38
Temporary Defensive Positions.................43
Fund Management...............................43
Portfolio Managers............................44
Potential Rewards.............................44
Share Price...................................45
How To Buy Shares.............................45
Your Account Services.........................48
How To Sell Shares............................48
Taxes.........................................49
Dividends And Capital Gain Distributions......50
Financial Highlights..........................52



                          [INVESCO ICON] INVESCO FUNDS

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's
Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with reulting effects on their performance. You can choose the class of shares that is best for you based upon how much you plan to invest and other relevant factors discussed in "How To Buy Shares". To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund attempts to provide you with high total return through both growth and current income from these investments. The Fund is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based upon the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in bothtypes of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment-grade debt securities.

The portion of the Fund's portfolio invested in equity securities emphasizes companies INVESCO believes to have better-than-average earnings growth potential, as well as companies within industries that INVESCO believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, we also consider companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. We may also take positions in securities traded on regional or foreign exchanges.

A portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment-grade corporate bonds. These securities tend to offer lower income than bonds of lower quality but are more shielded from credit risk. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Fund is subject to other principal risks such as credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.


[GRAPH ICON]    FUND PERFORMANCE

Since the Fund's Institutional Class shares did not commence investment operations until July 3, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND INSTITUTIONAL CLASS RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART REFLECTS AN ASSET BASED SALES CHARGE IN EXCESS OF 0.25% OF NET ASSETS THAT IS NOT APPLICABLE TO THE INSTITUTIONAL CLASS. The table below shows average annual total returns for various periods ended December 31, 1999 for the Fund's Investor Class shares compared to the S&P 500 and Lehman Government/Corporate Bond Indexes. The information in the chart and table illustrates the variability of the Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


The chart below contains the following plot points:

------------------------------------------------------------------
                  BALANCED FUND - INVESTOR CLASS
             ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
------------------------------------------------------------------
   '94        '95        '96        '97        '98        '99
   9.44%      36.46%     14.66%     19.53%     17.33%     16.83%
------------------------------------------------------------------
Best Calendar Qtr.   12/98  13.67%
Worst Calendar Qtr.   9/98  (6.61%)
------------------------------------------------------------------


------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1),(2),(3)
                                       AS OF 12/31/99
------------------------------------------------------------------
                                                         10 YEARS
                                                         OR SINCE
                                1 YEAR     5 YEARS      INCEPTION

Balanced Fund - Investor Class  16.83%     20.72%       18.61%(4)
Lehman Government/Corporate    (2.15%)      7.61%           7.65%
  Bond Index(5)
S&P 500 Index(5)                21.03%     28.54%          18.19%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

(2) The total returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Institutional Class shares will differ only to the extent that the classes do not have the same expenses.

(3) Return for Investor Class shares of Balanced Fund was 0.60%, year-to-date, as of the calendar quarter ended June 30, 2000.

(4) The Fund's Investor Class commenced investment operations on December 1,
    1993.

(5) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     BALANCED FUND--INSTITUTIONAL CLASS
     Management Fees                                0.59%
     Distribution and Service (12b-1) Fees          None
     Other Expenses(1)                              0.33%
                                                    -----
     Total Annual Fund Operating Expenses(1)        0.92%
                                                    =====

(1) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because the Fund's Institutional Class shares did not commence investment operations until July 3, 2000. Certain expenses of the Fund will be absorbed by INVESCO in order to ensure that expenses for the Fund's Institutional Class shares will not exceed 1.00% of the Fund's average net assets attributable to Institutional Class shares pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors.


EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remained the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would have been:

                1 year    3 years    5 years    10 years
                $94       $293       $509       $1,131

[ARROWS ICON]   INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON]   PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK
The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

      CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

      POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

      REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

      DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

      EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

      As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                   -------------------------------------------

Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

-----------------------------------------------------------------------------
INVESTMENT                                      RISKS
-----------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS  (ADRS)            Market, Information,
 These are securities issued by                 Political, Regulatory,
 U.S. banks that represent shares               Diplomatic, Liquidity and
 of foreign corporations held by                Currency Risks
 those banks.  Although traded in
 U.S. securities markets and valued
 in U.S. dollars, ADRs carry most
 of the risks of invest ing
 directly in foreign securities.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
INVESTMENT                                      RISKS
-----------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY  CONTRACTS             Currency, Political,
 Currency, A contract to exchange an            Diplomatic, Counterparty
 amount Political,  of currency on a            and Regulatory Risks
 date in the  Diplomatic,  future at
 an       agreed-upon       exchange
 Counterparty and rate might be used
 by the  Fund  to  Regulatory  Risks
 hedge  against  changes  in foreign
 currency  exchange  rates  when the
 Fund    invests    in   for    eign
 securities.  Does not reduce  price
 fluctuations in foreign securities,
 or prevent  losses if the prices of
 those securities decline.
-----------------------------------------------------------------------------
FUTURES
 A futures  contract is  an agreement           Market, Liquity and
 Market,  Liquidity  to buy or sell a           Options and Futures Risks
 specific  amount and Options and of
 a  financial  instrument  (such  as
 Futures Risks an index option) at a
 stated price on a stated date.  The
 Fund may use futures  contracts  to
 provide   liquidity  and  to  hedge
 portfolio value.
-----------------------------------------------------------------------------
ILLIQUID SECURITIES
 A  security  that  cannot  be  sold            Liquidity Risk
 Liquidity  Risk quickly at its fair
 value.
-----------------------------------------------------------------------------
OPTIONS
 The  obligation or right to deliver            Credit, Information,
 Credit,  or receive a  security  or            Liquidity and Options and
 other   Information,    instrument,            Futures Risks
 index or  commodity,  or  Liquidity
 and cash pay ment  depending on the
 Options  and  Futures  price of the
 underlying  security  Risks  or the
 performance  of an  index  or other
 benchmark.   Includes   options  on
 specific  securities and stock indices,
 and  options  on stock  index
 futures.  May be used in the Fund's
 portfolio to provide  liquidity and
 hedge portfolio value.
-----------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
 These    may    include     forward            Counterparty, Credit,
 Counterparty,   contracts,   swaps,            Currency, Interest Rate,
 caps, floors and Credit,  Currency,            Liquidity, Market and
 dollars.  They  may be  used to try            Regulatory Risks
 Interest Rate, to manage the Fund's
 foreign Liquidity,  Market currency
 exposure   and  other   invest  and
 Regulatory Risks ment risks,  which
 can cause  its net  asset  value to
 rise or fall.  The  Fund may use
 these    financial     instruments,
 commonly known as "derivatives," to
 increase or decrease  its  exposure
 to  changing   securities   prices,
 interest rates,  currency  exchange
 rates or other factors.

-----------------------------------------------------------------------------
INVESTMENT                                      RISKS
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 A contract  under  which the seller            Credit and Counterparty
 Credit and of a security  agrees to            Risks
 buy it  Counterparty  Risks back at
 an  agreed-upon  price  and time in
 the future.
-----------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities that are not                        Liquidity Risk
 registered, but which are bought
 and sold solely by institutional
 investors.  The Fund considers
 many Rule 144A securities to be
 "liquid," although the market for
 such securities typically is less
 active than the public securities
 markets.
-----------------------------------------------------------------------------

[ARROWS ICON]   TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $389 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $48.5 billion for more than 1,098,588 shareholders of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended May 31, 2000:

------------------------------------------------------------------------------
                                    ADVISORY FEE AS A PERCENTAGE OF
FUND                          AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
------------------------------------------------------------------------------
INVESCO Balanced Fund                           0.59%


[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

PETER M. LOVELL, a vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1994, Pete was a financial consultant with Merrill Lynch. He holds an M.B.A in Finance and Accounting from Regis University and a B.A. from Colorado State University.

CHARLES P. MAYER, Director of Income Equity Investments and a director and senior vice president of INVESCO, is a co-portfolio manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DONOVAN J. (JERRY) PAUL, Director of Fixed-Income Investments and a senior vice president of INVESCO, is a co-portfolio manager of the Fund. Jerry manages several other fixed-income INVESCO Funds. Before joining INVESCO in 1994, he was with Stein, Roe & Farnham, Inc. and Quixote Investment Management. Jerry is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.B.A. from the University of Northern Iowa and a B.B.A. from the University of Iowa.

Charlie Mayer and Pete Lovell are members of INVESCO's Equity Team, which is led by Charlie Mayer. Jerry Paul is a member of, and leads, INVESCO's Fixed-Income Team.


[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time and also offer the opportunity for current income. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the  long-term  (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.

o are investing in tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Fund. Each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interest of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting Institutional class's minimum investment requirements. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

INSTITUTIONAL INVESTORS
Minimum Initial Investment               $ 10,000,000
Minimum Balance                          $  5,000,000
Minimum Subsequent Investment            $  1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS
Minimum Total Plan Assets                $100,000,000
Minimum Initial Investment               $ 10,000,000
Minimum Balance                          $  5,000,000
Minimum Subsequent Investment            $  1,000,000

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o   You may make up to four exchanges out of the Fund per 12-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts, and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities or government agencies) that do not pay commissions or distribution fees.

METHOD                     INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                   Please refer to the     This Fund is offered only to
Mail to:                   investment minimums     institutional investors and
INVESCO Funds Group, Inc.  described on page 47.   qualified retirement plans.
P.O. Box 173706,                                   This Fund is not available to
Denver, CO 80217-3706.                             retail investors.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------
BY WIRE                    Please refer to the     This Fund is offered only to
You may send your payment  investment minimums     institutional investors and
by bank wire (call         described on page 47.   qualified retirement plans.
1-800-328-2234 for                                 This Fund is not available to
instructions).                                     retail investors.
------------------------------------------------------------------------------
BY TELEPHONE WITH ACH      Please refer to         This Fund is offered only to
Call 1-800-328-2234 to     the investment          institutional investors and
request your purchase.     minimums                qualified retirement plans.
Upon your telephone        described on            This Fund is not available to
instructions, INVESCO      page 47.                retail investors. You must
will move money from                               forward your bank account
your designated                                    information to INVESCO prior
bank/credit union                                  to using this option.
checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY EXCHANGE                Please refer to         See "Exchange Policy."
Between two INVESCO        the investment
funds. Call                minimums
1-800-328-2234 for         described on
prospectuses of            page 47.
other INVESCO funds.
Exchanges  may be made
in writing or by
telephone.  You may
also  establish  an
automatic  monthly
exchange  service
between  two INVESCO
funds;  call us for
further details and
the correct form.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes ccount activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times-- particularly in periods of severe economic or market disruption-- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.


METHOD                     REDEMPTION MINIMUM        PLEASE REMEMBER
--------------------------------------------------------------------------------

BY TELEPHONE               $250 (or, if              INVESCO's telephone
Call us toll-free at:      less, full                redemption
1-800-328-2234             liquidation of            privileges may be
                           the account) for          modified or
                           a redemption              terminated in the
                           check.                    future at INVESCO's
                                                     discretion. The
                                                     maximum amount
                                                     which may be
                                                     redeemed by
                                                     telephone is
                                                     generally $25,000.

--------------------------------------------------------------------------------
IN WRITING                 Any amount.               The redemption
Mail your request to                                 request must be
INVESCO Funds Group,                                 signed by all
Inc., P.O. Box                                       registered account
173706, Denver, CO                                   owners. Payment
80217-3706. You may                                  will be mailed to
also send your                                       your address as it
request by overnight                                 appears on
courier to 7800 E.                                   INVESCO's records,
Union Ave., Denver,                                  or to a bank
CO 80237.                                            designated by you
                                                     in  writing.

--------------------------------------------------------------------------------
PAYMENT TO THIRD           Any amount.               All registered
PARTY                                                account owners must
Mail your request to                                 sign the request,
INVESCO                                              with signature
Funds Group, Inc.,                                   guarantees from an
P.O. Box                                             eligible guarantor
173706, Denver, CO                                   financial
80217-3706.                                          institution, such
                                                     as a commercial
                                                     bank or a
                                                     recognized national
                                                     or regional
                                                     securities firm.
--------------------------------------------------------------------------------

[GRAPH ICON]    TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund for the past five years. Certain information reflects financial results for a single Investor Class share. Since Institutional Class shares are new, financial information is not available for this class as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Combination Stock & Bond Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                  YEAR ENDED  PERIOD ENDED
                                    MAY 31        MAY 31                      YEAR ENDED JULY 31
----------------------------------------------------------------------------------------------------------------
BALANCED FUND--                     2000           1999(a)        1998        1997        1996       1995
INVESTOR CLASS
PER SHARE DATA
Net Asset Value--
  Beginning of Period            $16.78          $15.71         $15.86      $13.36      $12.08     $10.30
-----------------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS
Net Investment Income              0.32            0.24           0.33        0.34        0.37       0.29
Net Gains on Securities (Both
  Realized and Unrealized)         0.92            1.73           1.50        3.37        2.12       2.03
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                       1.24            1.97           1.83        3.71        2.49        2.32
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income                 0.32            0.24           0.35        0.34        0.37        0.29
Distributions from Capital Gains   0.52            0.66           1.63        0.87        0.84        0.25
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                0.84            0.90           1.98        1.21        1.21        0.54
-----------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period  $17.18          $16.78         $15.71      $15.86      $13.36      $12.08
=================================================================================================================

TOTAL RETURN                      7.47%       13.12%(b)         12.90%      29.27%      20.93%      23.18%

RATIOS
Net Assets End of Period
  ($000 Omitted)               $644,957        $324,838       $216,624    $161,921    $115,066     $37,224
Ratio of Expenses to Average
  Net Assets(c)                1.15%(d)     1.21%(d)(e)       1.22%(d)    1.29%(d)    1.29%(d)       1.25%
Ratio of Net Investment Income
 Average Net Assets(c)            1.98%        1.94%(e)          2.18%       2.46%       3.03%       3.12%
Portfolio Turnover Rate             89%         100%(b)           108%        155%        259%        255%

(a)   From  August  1, 1998 to May 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.34%, 1.29%, and 1.59%, respectively, and ratio of net investment income to average net assets would have been 2.41%, 3.03%, and 2.77%, respectively.

(d) Ratio is based on total expenses of the Class, less expenses absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(e)   Annualized.

SEPTEMBER 30, 2000


INVESCO COMBINATION STOCK & BOND FUNDS, INC.
INVESCO BALANCED FUND-INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. This information can be obtained by electronic request at the following email address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Funds are 811-8066 and 033-69904.











811-8066

PROSPECTUS | SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO COMBINATION STOCK & BOND FUNDS, INC.

INVESCO EQUITY INCOME FUND - CLASS C
INVESCO BALANCED FUND - CLASS C
INVESCO TOTAL RETURN FUND - CLASS C

THREE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING CAPITAL APPRECIATION AND CURRENT INCOME. CLASS C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS, AND FINANCIAL PLANNERS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...............56
Fund Performance.....................................58
Fees And Expenses....................................60
Investment Risks.....................................62
Principal Risks Associated With The Funds............62
Temporary Defensive Positions........................68
Fund Management......................................68
Portfolio Managers...................................69
Potential Rewards....................................70
Share Price..........................................70
How To Buy Shares....................................71
How To Sell Shares...................................75
Taxes................................................77
Dividends And Capital Gain Distributions.............78
Financial Highlights.................................79


No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                          [INVESCO ICON] INVESCO FUNDS


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Class C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Each Fund also offers one or more additional classes of shares directly to the public through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your broker, bank, or financial planner who is offering the Class C shares offered in this Prospectus.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS

The Funds attempt to provide you with high total return through both growth and current income from these investments. The Funds are actively managed. The Funds invest in a mix of equity securities and debt securities, as well as in options and other investments whose values are based upon the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Funds attempt to cushion against sharp price movements in both equity and debt securities.

Although the Funds are subject to a number of risks that could affect their performance, their principal risk is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in a Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by each Fund, there is an additional risk that the portfolio of a Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

The Funds are subject to other principal risks such as credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]      INVESCO EQUITY INCOME FUND -- CLASS C

The Fund invests primarily in dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce relatively high levels of income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs).

The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment-grade securities.

Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

[KEY ICON]      INVESCO BALANCED FUND -- CLASS C

The Fund invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment-grade debt securities.

The portion of the Fund's portfolio invested in equity securities emphasizes companies INVESCO believes to have better-than-average earnings growth potential, as well as companies within industries that INVESCO believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, we also consider companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. We may also take positions in securities traded on regional or foreign exchanges.

A portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment-grade corporate bonds. These securities tend to offer lower income than bonds of lower quality but are more shielded from credit risk. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions.

[KEY ICON]      INVESCO TOTAL RETURN FUND -- CLASS C

The Fund invests primarily in a combination of common stocks of companies with a strong history of paying regular dividends. The Fund also invests in debt securities, including obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.

INVESCO considers a combination of historic financial results, current prices for stocks, and the current yield to maturity available in the debt securities markets. To determine the actual allocations, the return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories. This analysis is continual, and is updated with current market information.

The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market--companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

[GRAPH ICON]    FUND PERFORMANCE

Since the Funds' Class C shares were not offered until February 15, 2000, the bar charts below show the Funds' Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS C RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS DO NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 1999 for each Fund's Investor Class shares compared to the S&P 500 and Lehman Government/Corporate

Bond Indexes. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

The charts below contain the following plot points:

--------------------------------------------------------------------------------
                       EQUITY INCOME FUND--INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------

'90     '91     '92     '93     '94     '95     '96     '97     '98     '99
0.91%   46.22%  0.99%   16.74%  (3.88%) 27.33%  16.72%  26.45%  14.13%  12.81%
--------------------------------------------------------------------------------
Best Calendar Qtr.   3/91       16.84%
Worst Calendar Qtr.  9/90      (12.28%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         BALANCED FUND--INVESTOR CLASS
                  ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
--------------------------------------------------------------------------------
   '94          '95         '96         '97         '98         '99
   9.44 %       36.46%      14.66%      19.53%      17.33%      16.83%
Best Calendar Qtr.   12/98  13.67%
Worst Calendar Qtr.  9/98   (6.61%)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                      TOTAL RETURN FUND--INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2)
-------------------------------------------------------------------------------
'90     '91     '92     '93     '94     '95     '96     '97     '98     '99
(0.35%) 24.96%  9.84%   12.34%  2.52%   28.64%  13.07%  25.04%  13.62%  (1.36%)
-------------------------------------------------------------------------------
Best Calendar Qtr.   6/97    11.86%
Worst Calendar Qtr.  9/99    (8.41%)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN(1),(2),(3)
                                  AS OF 12/31/99
-------------------------------------------------------------------------------
                                                                     10 YEARS
                                                                     OR SINCE
                                               1 YEAR   5 YEARS     INCEPTION

Equity Income Fund--Investor Class            12.81%    19.33%      15.00%
Balanced Fund--Investor Class                 16.83%    20.72%      18.61%(4)
Total Return Fund--Investor Class             (1.36%)   15.31%      12.37%
Lehman Government/Corporate Bond Index(5)     (2.15%)    7.61%       7.65%
S&P 500 Index(5)                              21.03%    28.54%      18.19%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.

(2) The total returns are for the Investor Class shares that are not offered in this Prospectus. Total returns of Class C shares will differ only to the extent that the classes do not have the same expenses.

(3) Returns for Investor Class shares of Equity Income, Balanced and Total Return Funds were 2.32%, 0.60% and (5.05%), respectively, year-to-date, as of the calendar quarter ended June 30, 2000.

(4) The Fund's Investor Class commenced investment operations on December 1,
    1993.

(5) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

CLASS C SHARES
Maximum Deferred Sales Charage (Load)     1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

EQUITY INCOME FUND--CLASS C
Management Fees                                            0.48%
Distribution and Service (12b-1) Fees(2)                   1.00%
Other Expenses(3),(4),(5)                                  0.23%
                                                           -----
Total Annual Fund Operating Expenses(3),(4),(5)            1.71%
                                                           =====
BALANCED FUND CLASS C
Management Fees                                            0.59%
Distribution and Service (12b-1) Fees(2)                   1.00%
Other Expenses(3),(4)                                      0.19%
                                                           -----
Total Annual Fund Operating Expenses(3),(4)                1.78%
                                                           =====
TOTAL RETURN FUND CLASS C
Management Fees                                            0.56%
Distribution and Service (12b-1) Fees(2)                   1.00%
Other Expenses(3),(4)                                      1.43%
                                                           -----
Total Annual Fund Operating Expenses(3),(4)                2.99%
                                                           =====

(1) A 1% contingent deferred sales charge may be charged on redemptions or exchanges of shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense arrangements.

(4) The expense information presented in the table has been restated from the financial statements to reflect a change in the transfer agency fees.

(5) The expense information presented in the table has been restated from the financial statements to reflect a change in the administrative services fees.


EXAMPLES

The Examples are intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

IF SHARES ARE REDEEMED             1 year   3 years   5 years   10 years
Equity Income Fund -- Class C      $274     $539      $  928    $2,019
Balanced Fund -- Class C           $281     $560      $  964    $2,095
Total Return Fund -- Class C       $402     $924      $1,572    $3,308

IF SHARES ARE NOT REDEEMED         1 year   3 years   5 years   10 years
Equity Income Fund -- Class C      $174     $539      $  928    $2,019
Balanced Fund -- Class C           $181     $560      $  964    $2,095
Total Return Fund -- Class C       $302     $924      $1,572    $3,308


[ARROWS ICON]   INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.


[ARROWS ICON]   PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Balanced and Total Return Funds may invest up to 25% of their assets in securities of non-U.S. issuers. Equity Income Fund may invest up to 25% of its assets in foreign debt securities, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

      CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

      POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

      REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

      DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

      EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

      As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate movements.

LIQUIDITY RISK A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

OPTIONS AND FUTURES RISK Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               --------------------------------------------------

Although each Fund generally invests in equity and debt securities, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                     RISKS                      APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY
RECEIPTS (ADRS)                Market, Information         Equity Income
 These are securities          Political, Regulatory,      Balanced
 issued by U.S. banks that     Diplomatic, Liquidity and   Total Return
 represent shares of           Currency Risks
 foreign corporations held
 by those banks.  Although
 traded in U.S. securities
 mar kets and valued in
 U.S. dollars, ADRs carry
 most of the risks of
 investing directly in
 foreign securities.
-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY
CONTRACTS                      Currency, Political         Balanced
 A contract  to  exchange an   Diplomatic, Counter-        Total Return
 amount  of  currency  on  a   party and Regulatory
 date  in the  future  at an   Risks
 Counter  party  agreed-upon
 exchange      rate      and
 Regulatory might be used by
 the  Fund  Risks  to  hedge
 against  changes in foreign
 currency   exchange   rates
 when  the Fund  invests  in
 foreign  securities.   Does
 not   reduce   price  fluc-
 tuations     in     foreign
 securities,   or  prevent
 losses  if  the  prices  of
 those securities decline.
-------------------------------------------------------------------------------
FUTURES
 A  futures  contract  is an   Market,                     Equity Income
 agreement  to buy or sell a   Liquidity and               Balanced
 specific  amount of a finan-  Options and                 Total Return
 cial instrument (such as an   Futures Risks
 index  option)  at a stated
 price on a stated date. The
 Fund  may use  futures con-
 tracts to provide liquidity
 and  to   hedge   portfolio
 value.
-------------------------------------------------------------------------------
ILLIQUID SECURITIES
 A security that cannot be     Liquidity Risk              Equity Income
 sold quickly at its fair                                  Balanced
 value.                                                    Total Return
-------------------------------------------------------------------------------
JUNK BONDS
 Debt securities that are      Market, Credit,             Equity Income
 rated BB or lower by S&P      Interest Rate
 or Ba or lower by             and Duration
 Moody's.  Tend to pay         Risks
 higher interest rates
 than higher-rated debt
 securities, but carry a
 higher credit risk.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
OPTIONS
 The  obligation or right to    Credit, Information,      Equity Income
 deliver    or   receive   a    Liquidity and Options     Balanced
 security      or      other    and Futures               Total Return
 instrument,     index    or
 commodity,  or cash payment
 depending  on the  price of
 the underly ing security or
 the performance of an index
 or     other     benchmark.
 Includes     options     on
 specific   securities   and
 stock indices,  and options
 on stock index futures. May
 be used in the Fund's  port
 folio to provide  liquidity
 and hedge portfolio value.
-------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
 These may  include  forward    Counterparty, Credit      Equity Income
 contracts,   swaps,   caps,    Currency, Interest Rate   Balanced
 floors  and  collars.  They    Liquidity, Market and     Total Return
 may  be   used  to  try  to    Regulatory Risks
 manage the  Fund's  foreign
 Market     and     currency
 exposure   and   Regulatory
 Risks   other    investment
 risks,  which can cause its
 net asset  value to rise or
 fall.   The  Fund  may  use
 these   financial    instru
 ments,  commonly  known  as
 "deriva tives," to increase
 or decrease its exposure to
 changing securities prices,
 interest  rates,   currency
 exchange   rates  or  other
 factors.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 A  contract   under   which    Credit and Counterparty   Equity Income
 Credit  and  Equity  Income    Risks                     Balanced
 the  seller  of a  security                              Total Return
 Counterparty       Balanced
 agrees  to buy it  back  at
 Risks   Total   Return   an
 agreed-upon  price and time
 in the future.
-------------------------------------------------------------------------------
RULE 144A SECURITIES
 Securities that are not        Liquidity Risk            Equity Income
 Liquidity Risk Equity                                    Balanced
 Income registered,  but                                  Total Return
 which are  Balanced  bought
 and  sold  solely  by Total
 Return institutional
 investors. The Fund considers
 many Rule 144A securities
 to be "liquid," although the
 market for such  securities
 typically is less active
 than the public securities
 markets.
-------------------------------------------------------------------------------

[ARROWS ICON]   TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON]  FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $389 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $48.5 billion for more than 1,098,588 shareholders of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO Capital Management, Inc., a division of INVESCO, Inc. ("ICM") located at 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia, is the sub-adviser to Total Return Fund.

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, ICM and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2000:

-------------------------------------------------------------------------------
                                             ADVISORY FEE AS A PERCENTAGE OF
FUND                               AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
-------------------------------------------------------------------------------
INVESCO Equity Income Fund                               0.48%(1)
INVESCO Balanced Fund                                    0.59%(1)
INVESCO Total Return Fund                                0.56%(1)
-------------------------------------------------------------------------------

(1) Annualized for the period February 15, 2000, inception of Class C, through May 31, 2000, the Fund's current fiscal year-end.

[INVESCO ICON]  PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

     FUND                 PORTFOLIO MANAGER(S)
     Equity Income        Charles P. Mayer
                          Donovan J. (Jerry) Paul

     Balanced             Peter M. Lovell
                          Charles P. Mayer
                          Donovan J. (Jerry) Paul

     Total Return         David S. Griffin
                          James O. Baker
                          Thomas L. Shields

JAMES O. BAKER, a vice president of ICM, is a co-portfolio manager of Total Return Fund. Before joining ICM in 1992, Jim was a portfolio manager with Willis Investment Counsel and a broker with Morgan Keegan and Drexel Burnham Lambert. He is a Chartered Financial Analyst. Jim holds a B.A. from Mercer University.

DAVID S. GRIFFIN, a portfolio manager of ICM, is the lead portfolio manager of Total Return Fund. Before joining ICM in 1986, Dave was pension administrator for Genesco, Inc. and a member of sales with Merrill Lynch. He is a Chartered Financial Analyst. Dave holds an M.B.A. from the College of William and Mary and a B.A. from Ohio Wesleyan University.

PETER M. LOVELL, a vice president of INVESCO, is the lead portfolio manager of Balanced Fund. Before joining INVESCO in 1994, Pete was a financial consultant with Merrill Lynch. He holds an M.B.A. in Finance and Accounting from Regis University and a B.A. from Colorado State University.

CHARLES P. MAYER, Director of Income Equity Investments and a director and senior vice president of INVESCO, is a co-portfolio manager of Equity Income and Balanced Funds. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DONOVAN J. (JERRY) PAUL, Director of Fixed-Income Investments and a senior vice president of INVESCO, is a co-portfolio manager of Equity Income and Balanced Funds. Jerry manages several other fixed-income INVESCO Funds. Before joining INVESCO in 1994, Jerry was with Stein, Roe & Farnham, Inc. and Quixote Investment Management. He is a Chartered Financial Analyst and a Certified Public Accountant. Jerry holds an M.B.A. from the University of Northern Iowa and a B.B.A. from the University of Iowa.

THOMAS L. SHIELDS, a portfolio manager of ICM, is an assistant portfolio manager of Total Return Fund. Before joining INVESCO in 1983, he was a portfolio manager with Schroder Capital Management. Tom is a Chartered Financial Analyst. He holds an M.B.A. and a B.B.A. from Tulane University.

Charlie Mayer and Pete Lovell are members of INVESCO's Equity Team, which is led by Charlie Mayer. Jerry Paul is a member of, and leads, INVESCO's Fixed-Income Team.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time and also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are willing to grow their capital over the long-term (at least five years).
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing in tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
---------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time).

Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Funds. Each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest directly through INVESCO. However, with respect to Class C shares, upon redemption or exchange of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO Fund), a contingent deferred sales charge of 1% of the amount of the total original cost of the Class C shares will be assessed.

If you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Fund exchanges can be a convenient way for you to diversify your investments, or to reallocate your investments when your objectives change. Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. Each Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Funds. Class C shares are available only through your investment representative.

CONTINGENT DEFERRED SALES CHARGE (CDSC). If you redeem or exchange Class C shares of any Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the amount of the total original cost of the shares being redeemed or exchanged will be assessed. The fee applies to redemptions from a Fund and exchanges (other than exchanges into Class C shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

You will not pay a CDSC:
o   if you redeem Class C shares held for more than 13 months;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o   on increases in the net asset value of your shares;
o if you are participating in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o   to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o   for redemptions following the death of a shareholder or beneficial owner.

INTERNET TRANSACTION. Investors may open new accounts, exchange and redeem shares of any INVESCO Fund through the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                       INVESTMENT MINIMUM             PLEASE REMEMBER
--------------------------------------------------------------------------------------------------
BY CHECK                     $1,000 for regular accounts;   INVESCO does not accept a
Mail to:                     $250 for an IRA;               third party check unless it is
INVESCO Funds Group,         $50 for each subsequent        from another financial institution
Inc.,                        investment.                    related to a retirement plan transfer.
P.O. Box 17970,
Denver, CO 80217.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
--------------------------------------------------------------------------------------------------
BY WIRE                      $1,000 for regular accounts;
You may send your            $250 for an IRA;
payment by                   $50 for each subsequent
bank wire (call              investment.
1-800-328-2234 for
instructions).
-------------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $1,000 for regular accounts;   You must forward your bank
Call 1-800-328-2234 to       $250 for an IRA;               account information to
request your purchase.       $50 for each subsequent        INVESCO prior to using this
Upon receiving your tele-    investment.                    option.
phone instructions,
INVESCO will move money
from your designed
bank/credit union
checking or savings
account in order to
purchase shares.
-------------------------------------------------------------------------------------------------
BY INTERNET                   $1,000 for regular            You will need a Web browser
Go to the INVESCO             accounts; $250 for an         to use this service.
Web site at                   IRA; $50 for each             Internet purchase
invescofunds.com              subsequent investment.        transactions are limited to
                                                            a maximum of $25,000.
-------------------------------------------------------------------------------------------------
REGULAR INVESTING WITH       $50 per month for EastVest;    Like all regular investment
EASIVEST OR DIRECT           $50 per pay period for Direct  investment plans, neither EasiVest nor
PAYROLL PURCHASE             Payroll Purchase. You may      Direct Payroll Purchase ensures
You may enroll on            start or stop your regular     a profit or protects against loss
your fund application,       investment plan at any time    in a falling market. Because
or call us for a             with two weeks' notice to      you'll invest continually,
separate form and more       INVESCO.                       regardless of varying price lev-
details. Investing                                          els, consider your financial
the same amount on a                                        ability to keep buying through
monthly basis allows                                        low price levels. And remember
you to buy more shares                                      that you will lose money if you
when prices are low                                         redeem your shares when the market
and fewer shares when                                       value of all your shares is less
prices are high. This                                       than their cost.
"dollar cost
averaging" may help
offset market
fluctuations. Over
a period of time,
your average cost per
share may be less than
the actual average
value per share.

METHOD                       INVESTMENT MINIMUM             PLEASE REMEMBER
--------------------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE     $50 for each subsequent        You must forward your bank
Automated transactions       investments.                   account information to
by telephone are                                            INVESCO prior to using this
available for                                               option. Automated transac-
subsequent purchases                                        tions are limited to a maximum
and exchanges 24 hours                                      of $25,000.
a day. Simply call
1-800-424-8085.
--------------------------------------------------------------------------------------------------
BY EXCHANGE                   $1,000 for regular            See "Exchange Policy."
Between the same class of     accounts; $250 for an
any two INVESCO Funds.        IRA; $50 for each
Call 1-800-525-8085 for       subsequent investment.
prospectuses of other
INVESCO funds. Exchanges
may be made in writing or
by telephone. Class C shares
may also be exchanged at our
Web site at invescofunds.com.
You may also establish an
automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for the Funds' Class C shares. The 12b-1 fees paid by each Fund's Class C shares are used to pay distribution fees to IDI for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class C shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

[INVESCO ICON]  HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we wil not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEE. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

METHOD                      REDEMPTION MINIMUM         PLEASE REMEMBER
---------------------------------------------------------------------------------------
BY TELEPHONE                $250 (or, if less,         INVESCO's telephone
Call us toll-free           full liquidation           redemption privileges may be
at:                         of the account)            modified or terminated in the
1-800-328-2234.             for a redemption           future at INVESCO's discretion.
                            check.                     The maximum amount which may
                                                       be redeemed by telephone is
                                                       generally $25,000.
---------------------------------------------------------------------------------------
IN WRITING                  Any amount.               The redemption request must be
Mail your request to                                  signed by all registered account
INVESCO Funds Group,                                  ownes. Payment will be mailed
Inc., P.O. Box                                        to your address as it appears on
17970, Denver, CO                                     INVESCO's records, or to a bank
80217. You may also                                   designated by you in writing.
send your request by
overnight courier to
7800 E. Union Ave.,
Denver, CO 80237.

METHOD                      REDEMPTION MINIMUM        PLEASE REMEMBER
---------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH       $50 IRA redemptions       You must forward your bank
Call 1-800-328-2234         are not permitted.        account information to INVESCO
to request your                                       prior to using option.
redemption.                                           INVESCO will automatically
                                                      pay the proceeds into your
                                                      designated bank account.
---------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN    $100 per payment          You must have at
You may call us to          on a monthly or           least $10,000 total
request the                 quarterly basis.          invested with the
appropriate form and        The redemption            INVESCO funds with
more infor mation at        check may be made         at least $5,000 of
1-800-328-2234.             payable to any            that total invested
                            party you designate.      in the fund from
                                                      which withdrawals
                                                      will be made.
---------------------------------------------------------------------------------------
PAYMENT TO THIRD            Any amount.               All registered
PARTY                                                 account owners must
Mail your request to                                  sign the request,
INVESCO                                               with signature
Funds Group, Inc.,                                    guarantees from an
P.O. Box 17970,                                       eligible guarantor
Denver, CO 80217.                                     financial
                                                      institution, such
                                                      as a commercial
                                                      bank or a recognized
                                                      national or regional
                                                      securities firm.

[GRAPH ICON]    TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Combination Stock & Bond Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                 PERIOD ENDED
                                    MAY 31
------------------------------------------------
EQUITY INCOME FUND --
CLASS C                               2000(a)
PER SHARE DATA
Net Asset Value --
 Beginning of Period                   $14.55
------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income                    0.12
Net Gains on Securities (Both
  Realized and Unrealized)               0.84
------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                             0.96
------------------------------------------------
LESS DISTRIBUTIONS
DIVIDENDS FROM NET
  INVESTMENT INCOME                      0.19
================================================
Net Asset Value -- End of Period       $15.32
================================================

TOTAL RETURN(b)                      6.66%(c)

RATIOS
Net Assets--End of Period              $1,388
  ($000 Omitted)
Ratio of Expenses to
  Average Net Assets(d)              1.67%(e)
Ratio of Net Investment Income
  to Average Net Assets              0.94%(e)
Portfolio Turnover Rate                50%(f)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on total expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(e)  Annualized.

(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended May 31, 2000.

                                 PERIOD ENDED
                                    MAY 31
------------------------------------------------
BALANCED FUND --
CLASS C                               2000(a)
PER SHARE DATA
Net Asset Value --
  Beginning of Period                  $17.38
------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income                    0.17
Net Loss on Securities
  (Both Realized and
  Unrealized)                          (0.25)
------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                           (0.08)
------------------------------------------------
LESS DISTRIBUTIONS
DIVIDENDS FROM NET
   INVESTMENT INCOME                     0.25
================================================
Net Asset Value --
   End of Period                       $17.05
================================================

TOTAL RETURN(b)                    (0.46%)(c)

RATIOS
Net Assets--End of Period              $2,134
  ($000 Omitted)
Ratio of Expenses to
   Average Net Assets(d)             1.77%(e)
Ratio of Net Investment Income
  to Average Net Assets              1.57%(e)
Portfolio Turnover Rate                89%(f)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on total expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(e)  Annualized.

(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended May 31, 2000.

                                 PERIOD ENDED
                                    MAY 31
------------------------------------------------
TOTAL RETURN FUND --
CLASS C                               2000(a)
PER SHARE DATA
Net Asset Value --
  Beginning of Period                  $26.71
------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income                    0.29
Net Gains on Securities
  (Both Realized and Unrealized)         0.87
------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                             1.16
------------------------------------------------
LESS DISTRIBUTIONS
DIVIDENDS FROM NET
  INVESTMENT INCOME                      0.57
================================================
Net Asset Value -- End of Period       $27.30
================================================

TOTAL RETURN(b)                      4.40%(c)

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                         $10
Ratio of Expenses to
   Average Net Assets(d)             2.94%(e)
Ratio of Net Investment Income
  to Average Net Assets              1.46%(e)
Portfolio Turnover Rate                49%(f)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on total expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended May 31, 2000.

SEPTEMBER 30, 2000

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
INVESCO EQUITY INCOME FUND -- CLASS C
INVESCO BALANCED FUND -- CLASS C
INVESCO TOTAL RETURN FUND -- CLASS C

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2000 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. This information can be obtained by electronic request at the following email address: publicinfo@sec.gov, or by calling 202-942-8090. The SEC file numbers for the Funds are 811-8066 and 033-69904.















811-8066

                       STATEMENT OF ADDITIONAL INFORMATION

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

             INVESCO Equity Income Fund - Investor Class and Class C
     INVESCO Balanced Fund - Investor Class, Institutional Class and Class C
             INVESCO Total Return Fund - Investor Class and Class C

Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085





                               September 30, 2000
--------------------------------------------------------------------------------
A Prospectus for the Investor Class shares of INVESCO Equity Income, INVESCO Balanced, and INVESCO Total Return Funds, a Prospectus for the Institutional Class shares of INVESCO Balanced Fund and a Prospectus for the Class C shares of INVESCO Equity Income, INVESCO Balanced and INVESCO Total Return Funds, each dated September 30, 2000, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The
Prospectuses of the Investor Class and Class C shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 85

Investments, Policies and Risks . . . . . . . . . . . . . . . . . . . . . . . 85

Investment  Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . 105

Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . . . .  107

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . . .  134

Brokerage Allocation and Other Practices . . . . . . . . . . . . . . . . . . 135

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  138

Tax Consequences of Owning Shares of a Fund . . . . . . . . . . . . . . . .  139

Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  141

Code of Ethics  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  144

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . .  144

Appendix A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  145

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Multiple Asset Funds, Inc. on August 19, 1993. On September 10, 1998, the Company changed its name to INVESCO Flexible Funds, Inc. and on October 29, 1998 to INVESCO Combination Stock & Bond Funds, Inc. On May 28, 1999, the Company assumed all of the assets and liabilities of INVESCO Equity Income Fund and INVESCO Total Return Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Balanced Fund - Investor Class, Institutional Class and Class C, INVESCO Equity Income Fund - Investor Class and Class C, and INVESCO Total Return Fund - Investor Class and Class C (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Equity Income Fund may invest up to 15% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P. Never, under any circumstances, does Equity Income Fund invest in bonds rated below Caa by Moody's or CCC by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although Equity Income Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase, the Fund's investments are generally limited to debt securities rated B or higher by S&P or Moody's. Balanced Fund and Total Return Fund may invest only in investment grade debt securities, which are those rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, are judged by INVESCO to be of equivalent quality. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit Equity Income Fund's purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit ("CDs") and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- The Funds may invest in bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (E.G., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL  RISKS.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to

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the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (E.G., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940 limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and no more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund

(including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable SUB-ADVISER must use to review the creditworthiness of any bank, broker or dealer that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A
Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international process of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-adviser are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

         3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

         4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         5.    issue senior securities, except as permitted under the 1940 Act;

         6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

         7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

         8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

         9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

         A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
         (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

         B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

         C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

         E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

         Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT            EQUITY INCOME         BALANCED              TOTAL RETURN
--------------------------------------------------------------------------------
DEBT SECURITIES       Normally, up to 35%   Normally, at least    Normally, a
                                            25% (investment       minimum of 30%
                                            grade only)           (investment
                                                                  grade only)
--------------------------------------------------------------------------------

EQUITY SECURITIES     Normally, 65% in      Normally, 50%-70%     Normally, a
                      dividend-paying       common stock          minimum of
                      common stock; Up                            30%; the
                      to 30% in non-                              remainder will
                      dividend paying                             vary with
                                                                  market
                                                                  conditions

--------------------------------------------------------------------------------
FOREIGN SECURITIES    Up to 25% (must       Up to 25%             Up to 25%
(Percentages          be denominated
exclude ADRs          and pay interest
and Canadian          in U.S. dollars)
issuers.)
--------------------------------------------------------------------------------


MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

         INVESCO Advantage Series Funds, Inc.
         INVESCO Bond Funds, Inc.
         INVESCO Combination Stock & Bond Funds, Inc.
         INVESCO International Funds, Inc.
         INVESCO Money Market Funds, Inc.
         INVESCO Sector Funds, Inc.

         INVESCO Stock Funds, Inc.
         INVESCO Treasurer's Series Funds, Inc.
         INVESCO Variable Investment Funds, Inc.

As of August 31, 2000, INVESCO managed 46 mutual funds having combined assets of $48.5 billion, on behalf of more than 1,098,588 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $389 billion in assets under management as of June 30, 2000.

AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o   administrative;

     o   internal accounting (including computation of net asset value);

     o   clerical and statistical;

     o   secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o   supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Equity Income and Balanced Funds

     o   0.60% on the first $350 million of each Fund's average net assets;

     o   0.55% on the next $350 million of each Fund's average net assets;

     o   0.50% of each Fund's average net assets from $700 million;

     o   0.45% of each Fund's average net assets from $2 billion;

     o   0.40% of each Fund's average net assets from $4 billion;

     o   0.375% of each Fund's average net assets from $6 billion; and

     o   0.35% of each Fund's average net assets from $8 billion.

Total Return Fund

     o   0.75% on the first $500 million of the Fund's average net assets;

     o   0.65% on the next $500 million of the Fund's average net assets;

     o   0.50% of the Fund's average net assets from $1 billion;

     o   0.45% of the Fund's average net assets from $2 billion;

     o   0.40% of the Fund's average net assets from $4 billion;

     o   0.375% of the Fund's average net assets from $6 billion; and

     o   0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown below. Since Balanced Fund - Institutional Class did not commence investment operations until July 3, 2000, no advisory fees were paid with respect to the Institutional Class shares for the periods shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                           ADVISORY         TOTAL EXPENSE          TOTAL EXPENSE
INVESTOR CLASS             FEE DOLLARS      REIMBURSEMENTS         LIMITATIONS
--------------             -----------      --------------         -----------

EQUITY INCOME FUND
May 31, 2000               $22,181,830       $         0           N/A
May 31, 1999(a)             20,935,050             2,813           N/A
June 30, 1998               23,205,917            10,930           N/A
June 30, 1997               21,791,002         1,257,873           N/A

BALANCED FUND
May 31, 2000               $ 2,737,510       $         0           1.25%
May 31, 1999(b)              1,282,647                 0           1.25%
July 31, 1998                1,115,082                 0           1.25%
July 31, 1997                  797,409            69,052           1.25%

TOTAL RETURN FUND
May 31, 2000               $16,572,048       $         0           N/A
May 31, 1999(c)             13,059,957           374,435           N/A
August 31, 1998             13,926,522           197,490           N/A
August 31, 1997              9,140,227                 0           N/A


                           ADVISORY         TOTAL EXPENSE          TOTAL EXPENSE
CLASS C                    FEE DOLLARS      REIMBURSEMENTS         LIMITATIONS
-------                    -----------      --------------         -----------
EQUITY INCOME FUND
May 31, 2000(d)            $       935       $         0           N/A

BALANCED FUND
May 31, 2000(d)            $     1,684       $         0           2.00%

TOTAL RETURN FUND
May 31, 2000(d)            $         6       $         0           N/A

(a)  For the period July 1, 1998 through May 31, 1999.
(b)  For the period August 1, 1998 through May 31, 1999.
(c)  For the period September 1, 1998 through May 31, 1999.
(d) For the period February 15, 2000, commencement of operations, through May 31, 2000.


THE SUB-ADVISORY AGREEMENT

INVESCO Capital Management, Inc. ("ICM") serves as sub-adviser to the Total Return Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the "Sub-Agreement") with INVESCO.

The Sub-Agreement provides that ICM, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of ICM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Agreement provides that, as compensation for its services, ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The fee is calculated at the following annual rates: 0.30% on the first $500 million of the Fund's average net assets; 0.26% on the next $500 million of the Fund's average net assets; 0.20% on the Fund's average net assets from $1 billion; 0.18% on the Fund's average net assets from $2 billion; 0.16% of the Fund's average net assets from $4 billion; 0.15% of the Fund's average net assets from $6 billion; and 0.14% of the Fund's average net assets from $8 billion. The sub-advisory fees are paid by INVESCO, NOT the Funds.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of Total Return Fund, and 0.045% per year of the average net assets of Balanced Fund and Equity Income Fund. Prior to June 1, 2000, the rate was 0.015% for Equity Income Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. Prior to June 1, 2000, this fee was $20.00.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO and the sub-adviser, where applicable). Since Balanced Fund
- Institutional Class did not commence investment operations until July 3, 2000, no fees were paid with respect to Institutional Class shares for the periods shown below.

                                               ADMINISTRATIVE       TRANSFER
INVESTOR CLASS            ADVISORY             SERVICES             AGENCY
--------------            --------             --------------       --------
EQUITY INCOME FUND
May 31, 2000              $ 22,181,830         $  709,636           $  6,683,786
May 31, 1999(a)             20,935,050            672,908              5,936,040
June 30, 1998               23,205,917            748,034              6,122,313
June 30, 1997               21,791,002            648,015              6,785,271

BALANCED FUND
May 31, 2000              $  2,737,510         $  219,700           $    827,599
May 31, 1999(b)              1,282,647             45,489                474,150
July 31, 1998                1,115,082             37,877                447,515
July 31, 1997                  797,409             29,935                397,860

TOTAL RETURN FUND
May 31, 2000              $ 16,572,048         $  462,402           $  6,249,123
May 31, 1999(c)             13,059,957            355,556              3,425,993
August 31, 1998             13,926,522            367,796              3,767,444
August 31, 1997              9,140,227            224,259              2,332,422

CLASS C
-------
EQUITY INCOME FUND
May 31, 2000(d)           $        935         $       30           $        152

BALANCED FUND
May 31, 2000(d)           $      1,684         $      136           $        149

TOTAL RETURN FUND
May 31, 2000(d)           $          6         $        0           $         11

(a) For the period July 1, 1998 through May 31, 1999.
(b) For the period August 1, 1998 through May 31, 1999.
(c) For the period September 1, 1998 through May 31, 1999.
(d) For the period February 15, 2000 through May 31, 2000.


DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivative investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee and a compensation committee. The committees meet when necessary to review legal, insurance and compensation matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

         INVESCO Advantage Series Funds, Inc.
         INVESCO Bond Funds, Inc.
         INVESCO Combination Stock & Bond Funds, Inc.
         INVESCO International Funds, Inc.
         INVESCO Money Market Funds, Inc.
         INVESCO Sector Funds, Inc.
         INVESCO Stock Funds, Inc.
         INVESCO Treasurer's Series Funds, Inc.
         INVESCO Variable Investment Funds, Inc.


The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Mark H. Williamson           President, Chief Exec-   President, Chief Executive
(2)(3)(10)                   utive Officer and        Officer and Chairman of
7800 E. Union Avenue         Chairman of the          the Board of INVESCO
Denver, Colorado             Board                    Funds Group, Inc.; Presi-
Age:  49                                              dent, Chief Executive
                                                      Officer and Chairman of
                                                      the Board of INVESCO
                                                      Distributors, Inc.; Presi-
                                                      dent, Chief Operating
                                                      Officer and Chairman of
                                                      the Board of INVESCO
                                                      Global Health Sciences
                                                      Fund; formerly, Chairman
                                                      and Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.; formerly,
                                                      Chairman of NationsBanc
                                                      Investments, Inc.

Fred A. Deering              Vice Chairman of the     Trustee of INVESCO Global
(1)(2)(7)(8)                 Board                    Health Sciences Fund;
Security Life Center                                  formerly, Chairman
1290 Broadway                                         of the Executive Committee
Denver, Colorado                                      and Chairman of the Board
Age:  72                                              of Security Life of Denver
                                                      Insurance Company;
                                                      Director of ING American
                                                      Holdings Company and
                                                      First ING Life
                                                      Insurance Company of
                                                      New York.

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Victor L. Andrews, Ph.D.     Director                 Professor Emeritus,
(4)(6)(10)                                            Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the Depart-
Age:  70                                              ment of Finance of Georgia
                                                      State University;
                                                      President, Andrews
                                                      Financial Associates, Inc.
                                                      (consulting firm);
                                                      Director of The Sheffield
                                                      Funds, Inc.; formerly,
                                                      member of the faculties of
                                                      the Harvard Business
                                                      School and the Sloan
                                                      School of Management of
                                                      MIT.

Bob R. Baker                 Director                 Consultant (since 2000);
(2)(4)(5)(9)                                          formerly, President and
37 Castle Pines Dr., North                            Chief Executive Officer
Castle Rock, Colorado                                 (1989 to 2000) of AMC
Age:  64                                              Cancer Research Center,
                                                      Denver, Colorado; until
                                                      mid-December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly
                                                      Chairman of the Board and
                                                      Chief Executive Officer of
                                                      First Columbia Financial
                                                      Corporation.

Charles W. Brady(3)          Director                 Chief Executive Officer
1315 Peachtree  St., N.E.                             and Chairman of AMVESCAP
Atlanta, Georgia                                      PLC, London, England and
Age:  65                                              various subsidiaries of
                                                      AMVES CAP PLC; Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Lawrence H. Budner           Director                 Trust Consultant; prior to
(1)(5)(10)                                            June 30, 1987, Senior
7608 Glen Albens Circle                               Vice President and Senior
Dallas, Texas                                         Trust Officer of
Age:  70                                              InterFirst Bank, Dallas,
                                                      Texas.

James T. Bunch               Director                 Principal and Founder of
(4)(5)(9)                                             Green  Manning & Bunch
3600 Republic Plaza                                   Ltd., Denver, Colorado,
370 Seventeenth Street                                since August 1988; Direc-
Denver, Colorado                                      tor and Secretary of Green
Age:  57                                              Manning & Bunch
                                                      Securities, Inc., Denver,
                                                      Colorado, since September
                                                      1993; Vice President and
                                                      Director of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General Counsel
                                                      and Director of Boettcher
                                                      & Co., Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of Davis
                                                      Graham & Stubbs, Denver,
                                                      Colorado.

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Wendy L. Gramm, Ph.D.        Director                 Self-employed (since
(4)(6)(9)                                             1993); Distinguished
3401 N. Fairfax                                       Senior Fellow and
Arlington, VA                                         Director, Regulatory
Age: 55                                               Studies Program,
                                                      Mercatus Center George
                                                      Mason University VA;
                                                      formerly, Chairman
                                                      Commodity Futures Trading
                                                      Commission; Administrator
                                                      for Information and
                                                      Regulatory Affairs at
                                                      the Office of Management
                                                      and Budget; Also, Director
                                                      of Enron Corporation,
                                                      IBP, Inc., State Farm
                                                      Insurance Company,
                                                      International Republic
                                                      Institute, and the Texas
                                                      Public Policy Foundation;
                                                      formerly, Director of the
                                                      Chicago Mercantile
                                                      Exchange (1994 to 1999),
                                                      Kinetic Concepts, Inc.
                                                      (1996 to 1997), and the
                                                      Independent Women's Forum
                                                      (1994 to 1999).

Richard W. Healey(3)         Director                 Director and Senior Vice
7800 E. Union Avenue                                  President of INVESCO Funds
Denver, Colorado                                      Group, Inc.;
Age:  46                                              Director and Senior Vice
                                                      President of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Senior
                                                      Vice President
                                                      of GT Global-North
                                                      America (1996 to 1998)
                                                      and The Boston Company
                                                      (1993 to 1996).

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Gerald J. Lewis(1)(6)(7)     Director                 Chairman of Lawsuit
701 "B" Street                                        Resolution Services, San
Suite 2100                                            Diego, California since
San Diego, California                                 1987; Director of General
Age:  67                                              New Chemical Group, Inc.,
                                                      Hampdon, Hampshire, since
                                                      1996; formerly, Associate
                                                      Justice of the California
                                                      Court of Appeals; Director
                                                      of Wheelabrator
                                                      Technologies, Inc., Fisher
                                                      Scientific, Inc., Henley
                                                      Manufacturing, Inc., and
                                                      California Coastal
                                                      Properties, Inc.; Of
                                                      Counsel, Latham & Watkins,
                                                      San Diego, California
                                                      (1987 to 1997).

John W. McIntyre             Director                 Retired. Formerly, Vice
(1)(2)(5)(7)                                          Chairman of the Board of
7 Piedmont Center                                     Directors of The Citizens
Suite 100                                             and Southern Corporation
Atlanta, Georgia                                      and Chairman of the Board
Age: 70                                               and Chief Executive
                                                      Officer of The Citizens
                                                      and Southern Georgia Corp.
                                                      and The Citizens and
                                                      Southern National Bank;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund,
                                                      Gables Residential Trust,
                                                      Employee's Retirement
                                                      System of GA, Emory
                                                      University, and J.M.
                                                      Tull Charitable
                                                      Foundation; Director
                                                      of Kaiser Foundation
                                                      Health Plans of Georgia,
                                                      Inc.

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Larry Soll, Ph.D.            Director                 Retired. Formerly,
(4)(6)(9)(10)                                         Chairman of
345 Poorman Road                                      the Board (1987 to 1994),
Boulder, Colorado                                     Chief Executive Officer
Age: 58                                               (1982 to 1989 and 1993 to
                                                      to 1994) and President
                                                      (1982 to 1989) of Synergen
                                                      Inc.; Director of Synergen
                                                      since incorporation in
                                                      1982; Director of Isis
                                                      Pharmaceuticals, Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.

Glen A. Payne                Secretary                Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Counsel and Secretary of
Age:  52                                              INVESCO Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      Secretary of INVESCO
                                                      Global Health Sciences
                                                      Fund; formerly, General
                                                      Counsel of INVESCO Trust
                                                      Company (1989 to 1998)
                                                      and employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973 to
                                                      1989).

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Ronald L. Grooms             Chief Accounting         Senior Vice President,
7800 E. Union Avenue         Officer, Chief           Treasurer and Director of
Denver, Colorado             Financial Officer        INVESCO Funds Group, Inc.;
Age:  53                     and Treasurer            Senior Vice President,
                                                      Treasurer and Director of
                                                      INVESCO Distributors,
                                                      Inc.; Treasurer and
                                                      Principal Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund; formerly,
                                                      Senior Vice President and
                                                      Treasurer of INVESCO Trust
                                                      Company (1988 to 1998).

William J. Galvin, Jr.       Assistant Secretary      Senior Vice President and
7800 E. Union Avenue                                  Assistant Secretary of
Denver, Colorado                                      INVESCO Funds Group, Inc.;
Age: 43                                               Senior Vice President and
                                                      Assistant Secretary of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO Trust
                                                      Company (1995 to 1998).

Pamela J. Piro               Assistant Treasurer      Vice President and
7800 E. Union Avenue                                  Assistant Treasurer of
Denver, Colorado                                      INVESCO Funds Group, Inc.;
Age:  40                                              Assistant Treasurer of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Assistant
                                                      Vice President (1996 to
                                                      1997), Director -
                                                      Portfolio Accounting (1994
                                                      to 1996), Portfolio
                                                      Accounting Manager
                                                      (1993 to 1994) and
                                                      Assistant Accounting
                                                      Manager (1990 to 1993).

                             Position(s) Held With    Principal Occupation(s)
Name, Address, and Age       Company                  During Past Five Years

Alan I. Watson               Assistant Secretary      Vice President of INVESCO
7800 E. Union Avenue                                  Funds Group, Inc.;
Denver, Colorado                                      formerly, Trust Officer of
Age:  58                                              INVESCO Trust Company.

Judy P. Wiese                Assistant Secretary      Vice President and
7800 E. Union Avenue                                  Assistant Secretary of
Denver, Colorado                                      INVESCO Funds Group, Inc.;
Age:  52                                              Assistant Secretary of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO Trust
                                                      Company.

(1)    Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)    Member of the management liaison committee of the Company.

(5)    Member of the brokerage committee of the Company.

(6)    Member of the derivatives committee of the Company.

(7)    Member of the legal committee of the Company.

(8)    Member of the insurance committee of the Company.

(9)    Member of the nominating committee of the Company.

(10)   Member of the compensation committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended May 31, 2000.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were 46 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
Name of Person and     Aggregate       Benefits       Estimated     Total
Position               Compensation    Accrued        Annual        Compensation
                       From            As Part        Benefits      From INVESCO
                       Company(1)      of Company     Upon          Complex
                                       Expenses(2)    Retirement(3) Paid to
                                                                    Directors(7)
--------------------------------------------------------------------------------
Fred A. Deering,            $15,831       $24,241         $11,832       $107,050
Vice Chairman
of the Board
--------------------------------------------------------------------------------
Victor L. Andrews            15,075        23,220          13,697         84,700
--------------------------------------------------------------------------------
Bob R. Baker                 14,869        20,734          18,355         82,850
--------------------------------------------------------------------------------
Lawrence H. Budner           14,532        23,220          13,697         82,850
--------------------------------------------------------------------------------
James T. Bunch(4)             5,376             0               0              0
--------------------------------------------------------------------------------
Daniel D. Chabris(5)         14,498        23,146          11,269         34,000
--------------------------------------------------------------------------------
Wendy L. Gramm               14,140             0               0         81,350
--------------------------------------------------------------------------------
Kenneth T. King(5)           23,789        24,534          11,269         85,850
--------------------------------------------------------------------------------
Gerald J. Lewis(4)            5,557             0               0              0
--------------------------------------------------------------------------------
John W. McIntyre             15,570         6,399          13,697        108,700
--------------------------------------------------------------------------------
Larry Soll                   14,434             0               0        100,900
--------------------------------------------------------------------------------
Total                      $153,671      $145,494         $93,816       $768,250
--------------------------------------------------------------------------------
% of Net Assets          0.0021%(6)    0.0020%(6)                     0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4)    Messrs. Bunch and Lewis became directors of the Company on January 1,
2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6)    Total as a percentage of the Company's net assets as of May 31, 2000.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

Messrs. Brady, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), payment of a basic benefit for one year (the "First Year Retirement Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the boards for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retired prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the First Year Retirement Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/ her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2000, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Equity Income Fund

--------------------------------------------------------------------------------
              Name and Address        Basis of Ownership      Percentage Owned
                                     (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.             Record                       13.23%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Balanced Fund
--------------------------------------------------------------------------------
              Name and Address        Basis of Ownership      Percentage Owned
                                     (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.             Record                       21.14%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
ITC                                   Record                        6.32%
Georgia Gulf Corporation
Savings & Capital Growth Plan
400 Perimeter Center, Ste. 595
P.O. Box 105197
Atlanta, GA  30348-5197
--------------------------------------------------------------------------------


Total Return Fund
--------------------------------------------------------------------------------
              Name and Address        Basis of Ownership      Percentage Owned
                                     (Record/Beneficial)
================================================================================
Charles Schwab & Co Inc.              Record                       16.55%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
American Express Trust TR             Record                        9.73%
American Express Trust
Retirement Services Plan
Attn Chris Hunt
4220 Edison Lakes Pkwy,
Suite 201
Mishawaka, IN 46545-1420
--------------------------------------------------------------------------------
Bankers Trust Company                 Record                        8.01%
Siemens Savings Plan
100 Plaza One Ste M53048
Jersey City, NJ 07311-3999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Name and Address        Basis of Ownership      Percentage Owned
                                     (Record/Beneficial)
================================================================================
FIIOC Agent                           Record                        6.72%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------

As of September 8, 2000, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution, which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Plan and Agreement of Distribution (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. Payments pursuant to the Class C Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class C Plan conforms to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Class C shares of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

ALL PLANS
Activities appropriate for financing under the Investor Class Plan and Class C Plan (collectively, the "Plans") include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

During the fiscal year ended May 31, 2000, the Funds made payments to IDI under the Investor Class Plan in the amounts of $11,712,642, $1,096,261 and $5,570,848 for Equity Income Fund - Investor Class, Balanced Fund - Investor Class, and Total Return Fund - Investor Class, respectively. In addition, as of May 31, 2000, $932,591, $133,585, and $494,071 of additional distribution accruals had been incurred for Equity Income Fund - Investor Class, Balanced Fund - Investor Class, and Total Return Fund - Investor Class, respectively, and will be paid during the fiscal year ending May 31, 2001.

The Funds made payments to IDI under the Class C Plan during the fiscal year ended May 31, 2000, in the amounts of $923, $1,140 and $2 for Equity Income Fund
- Class C, Balanced Fund - Class C and Total Return Fund - Class C, respectively. In addition, as of May 31, 2000, $976, $1,656 and $8 of additional distribution accruals had been incurred by the Equity Income Fund - Class C, Balanced Fund - Class C and Total Return Fund - Class C, respectively, and will be paid during the fiscal year ending May 31, 2001.

For the fiscal year ended May 31, 2000, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

INVESTOR CLASS
--------------
EQUITY INCOME FUND

Advertising                                                     $2,476,633
Sales literature, printing, and postage                            933,551
Direct Mail                                                        592,170
Public Relations/Promotion                                         663,239
Compensation to securities dealers and other organizations       5,018,118
Marketing personnel                                              2,028,931

BALANCED FUND

Advertising                                                     $  226,243
Sales literature, printing, and postage                             90,012
Direct Mail                                                         23,813
Public Relations/Promotion                                          58,531
Compensation to securities dealers and other organizations         504,924
Marketing personnel                                                192,738

TOTAL RETURN FUND

Advertising                                                     $  715,266
Sales literature, printing, and postage                            281,139
Direct Mail                                                         87,329
Public Relations/Promotion                                         193,579
Compensation to securities dealers and other organizations       3,685,774
Marketing personnel                                                607,761

CLASS C
-------
EQUITY INCOME FUND

Advertising                                                     $        0
Sales literature, printing, and postage                                  0
Direct Mail                                                              0
Public Relations/Promotion                                               0
Compensation to securities dealers and other organizations             923
Marketing personnel                                                      0

BALANCED FUND

Advertising                                                     $        0
Sales literature, printing, and postage                                  0
Direct Mail                                                              0
Public Relations/Promotion                                               0
Compensation to securities dealers and other organizations           1,140
Marketing personnel                                                      0

TOTAL RETURN FUND

Advertising                                                     $        0
Sales literature, printing, and postage                                  0
Direct Mail                                                              0
Public Relations/Promotion                                               0
Compensation to securities dealers and other organizations               2
Marketing personnel                                                      0

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd

Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions paid by each Fund for the periods outlined in the table below were:

Equity Income Fund
       Year Ended May 31, 2000                  $9,914,618
       Period Ended May 31, 1999(1)              5,889,896
       Year Ended June 30, 1998                  6,092,269
       Year Ended June 30, 1997                  4,594,928

Balanced Fund
       Year Ended May 31, 2000                  $1,449,971
       Period Ended May 31, 1999(2)              1,103,175
       Year Ended July 31, 1998                  1,318,035
       Year Ended July 31, 1997                  1,382,425

Total Return Fund
       Year Ended May 31, 2000                  $2,760,603
       Period Ended May 31, 1999(3)                816,864
       Year Ended August 31, 1998                  330,263
       Year Ended August 31, 1997                  484,776


(1)  For the period July 1, 1998 through May 31, 1999.
(2)  For the period August 1, 1998 through May 31, 1999.
(3)  For the period September 1, 1998 through May 31, 1999.

For the year ended May 31, 2000, brokers providing research services received $6,140,543 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $4,926,208,450. Commissions totaling $231,845 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 2000.

At May 31, 2000, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:


--------------------------------------------------------------------------------
Fund                     Broker or Dealer                    Value of Securities
                                                             at May 31, 2000
================================================================================
Equity Income            General Electric Capital (Equity)          $142,087,500
--------------------------------------------------------------------------------
                         Morgan (JP) Securities                      $64,375,000
--------------------------------------------------------------------------------
                         General Electric Capital (Debt)             $50,000,000
--------------------------------------------------------------------------------
                         American Express Credit                     $50,000,000
--------------------------------------------------------------------------------
                         Morgan Stanley                              $46,759,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund                     Broker or Dealer                    Value of Securities
                                                             at May 31, 2000
================================================================================
                         Ford Motor                                  $38,850,000
--------------------------------------------------------------------------------
                         Sears Roebuck Acceptance                    $30,000,000
--------------------------------------------------------------------------------
                         State Street Bank & Trust                    $7,360,000
--------------------------------------------------------------------------------
Balanced                 General Electric Capital (Debt)             $20,000,000
--------------------------------------------------------------------------------
                         American Express Credit                     $10,000,000
--------------------------------------------------------------------------------
                         Morgan (JP) Securities                       $8,652,000
--------------------------------------------------------------------------------
                         General Electric Capital (Equity)            $8,298,962
--------------------------------------------------------------------------------
                         Morgan Stanley                               $6,388,050
--------------------------------------------------------------------------------
                         State Street                                 $2,157,000
--------------------------------------------------------------------------------
                         Associates Corp of North America             $1,934,622
--------------------------------------------------------------------------------
Total Return             Ford Motor Credit (Equity)                  $29,375,456
--------------------------------------------------------------------------------
                         Morgan Stanley                              $28,775,000
--------------------------------------------------------------------------------
                         General Electric Capital                    $25,523,125
--------------------------------------------------------------------------------
                         American General Finance                    $23,523,750
--------------------------------------------------------------------------------
                         Chevron USA                                 $22,185,000
--------------------------------------------------------------------------------
                         First Union Capital Markets                 $19,374,237
--------------------------------------------------------------------------------
                         State Street                                $18,510,000
--------------------------------------------------------------------------------
                         Associates Corp of North America (Debt)     $17,196,230
--------------------------------------------------------------------------------
                         Household Finance (Equity)                  $13,865,000
--------------------------------------------------------------------------------
                         Ford Motor (Debt)                           $11,582,761
--------------------------------------------------------------------------------
                         Associates Corp of North America (Equity)   $10,426,250
--------------------------------------------------------------------------------
                         Household Finance (Debt)                     $9,487,930
--------------------------------------------------------------------------------
                         American Express Credit                      $6,413,160
--------------------------------------------------------------------------------


Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to four billion shares of common stock with a par value of $0.01 per share. As of August 31, 2000, the following shares of each Fund were outstanding:

         Equity Income Fund - Investor Class          280,661,442
         Equity Income Fund - Class C                     299,188
         Balanced Fund - Investor Class                47,469,805
         Balanced Fund - Institutional Class            2,871,596
         Balanced Fund - Class C                          185,179
         Total Return Fund - Investor Class            76,019,878
         Total Return Fund - Class C                          386


A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class and Class C shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received-deduction for corporations. Dividends eligible for the dividends-received-deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received-deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended May 31, 2000 was:

                                                                   10 YEARS OR
INVESTOR CLASS                     1 YEAR         5 YEARS        SINCE INCEPTION
--------------                     ------         -------        ---------------
Equity Income Fund                  8.46%         16.79%             14.69%
Balanced Fund                       7.47%         18.21%             16.86%(1)
Total Return Fund                  (8.29%)        11.59%             11.90%

                                                                   10 YEARS OR
CLASS C                            1 YEAR         5 YEARS        SINCE INCEPTION
-------                            ------         -------        ---------------
Equity Income Fund                   N/A            N/A               6.66%(2)
Balanced Fund                        N/A            N/A              (0.46%)(2)
Total Return Fund                    N/A            N/A               4.40%(2)

(1)  The Fund commenced operations on December 1, 1993.
(2)  Class C shares commenced operations on February 15, 2000.

Average annual total return performance is not provided for Balanced Fund - Institutional Class shares since the Institutional Class did not commence investment operations until July 3, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P[(1 + T)exponential n] = ERV

where:            P = a hypothetical initial payment of $10,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:


                                                     LIPPER MUTUAL
FUND                                                 FUND CATEGORY
----                                                 -------------
Equity Income Fund                                   Equity Income Funds
Balanced Fund                                        Balanced Funds
Total Return Fund                                    Flexible Portfolio Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY

THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


CODE OF ETHICS
INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS
The financial statements for the Funds for the fiscal year ended May 31, 2000 are incorporated herein by reference from INVESCO Combination Stock & Bond Funds, Inc.'s Annual Report to Shareholders dated May 31, 2000.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION


ITEM 23.     EXHIBITS

                 (a) Articles of Amendment and Restatement of Articles of Incorporation filed December 2, 1999.(8)

                      (1) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed May 17, 2000.

                 (b)  Bylaws.(2)

                 (c)  Not applicable.

                 (d)  (1)  Investment Advisory Agreement between Registrant and
                           INVESCO Funds Group, Inc. dated February 28, 1997.(3)

                           (a)  Amendment to Advisory Agreement dated
                                June 30, 1998.(4)

                           (b)  Amendment to Advisory Agreement dated
                                May 13, 1999.(6)

                      (2) Sub-advisory Agreement between INVESCO Funds Group,
                          Inc. and INVESCO Capital Management, Inc. dated
                          May 28, 1999.(6)


                 (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000.

                 (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors as amended June 1, 2000.

                 (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(2)

                      (1) Amendment to Custody Agreement dated October 25,
                          1995.(2)

                      (2) Data Access Services Addendum.(3)

                      (3) Additional Fund Letter dated April 15, 1998.(3)

                 (h)  (1) Transfer Agency Agreement between Registrant and
                          INVESCO Funds Group, Inc. dated June 1, 2000.

                      (2) Administrative Services Agreement between Registrant
                          and INVESCO Funds Group, Inc. dated June 1, 2000.

                 (i)  (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated September 30, 1993.(3)

                      (2) Opinon and Consent of Counsel with respect to
                          INVESCO Industrial Income Fund as to the legality of the securities being registered dated
                          May 28, 1999.(5)

                      (3) Opinion and Consent of Counsel with respect to
                          INVESCO Total Return Fund as to the legality of the securities being registered dated
                          May 28, 1999.(5)

                 (j)  Consent of Independent Accountants.

                 (k)  Not applicable.

                 (l)  Not applicable.


                 (m)  (1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 with respect to the Funds' Investor Class shares.

                      (2) Master Distribution Plan and Agreement adopted
                          pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000 with respect to the Funds' Class C shares.

                 (n)  Not Applicable.

                 (o)  (1) Plan pursuant to Rule 18f-3 under the Investment
                          Company Act of 1940 with respect to INVESCO Balanced Fund adopted by the board of directors on November 9, 1999.

                      (2) Plan pursuant to Rule 18f-3 under the Investment
                          Company Act of 1940 with respect to INVESCO Equity Income Fund adopted by the board of directors on November 9, 1999.

                      (3) Plan pursuant to Rule 18f-3 under the Investment
                          Company Act of 1940 with respect to INVESCO Total Return Fund adopted by the board of directors on November 9, 1999.

                 (p)  Code of Ethics Pursuant to Rule 17j-1.


(1) Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on September 21, 1995, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on November 27, 1996 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 6 to the Registration

Statement on September 29, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on May 28, 1999, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on September 28, 1999, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on November 1, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on December 31, 1999, and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO COMBINATION STOCK & BOND FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.     INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seventh (2) of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                             Position with Adviser    Principal Occupation and
Name                             Adviser                 Company Affiliation
--------------------------------------------------------------------------------

Mark H. Williamson           Chairman and Officer    President & Chief Executive
                                                       Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Raymond R. Cunningham        Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.       Officer                 Senior Vice President
                                                       & Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms             Officer & Director      Senior Vice President
                                                       & Treasurer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey            Officer & Director      Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler          Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Trent E. May                 Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Charles P. Mayer             Officer & Director      Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller            Officer & Director      Senior Vice President &
                                                     Chief Investment Officer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul      Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                Officer                 Senior Vice President,
                                                       Secretary &
                                                       General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II          Officer                 Senior Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Marie E. Aro                 Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Jeffrey R. Botwinick         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman           Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Ingeborg S. Cosby            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stacie Cowell                Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Delta L. Donohue             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Linda J. Gieger              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stuart Holland               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston         Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Thomas A. Kolbe              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Peter M. Lovell              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick           Officer                 Vice President & Assistant
                                                       General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.       Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

George A. Matyas             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East  Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Corey M. McClintock          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Douglas J. McEldowney        Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer   Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley                Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Thomas E. Pellowe            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips             Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro               Officer                 Vice President
                                                       & Assistant Treasurer
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Anthony R. Rogers            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                 Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Thomas R. Samuelson          Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
James B. Sandidge            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Thomas H. Scanlan            Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     12028 Edgepark Court
                                                     Potomac, MD 20854
--------------------------------------------------------------------------------
Harvey T. Schwartz           Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
John S. Segner               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Reagan A. Shopp              Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237

--------------------------------------------------------------------------------
Terri B. Smith               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                Officer                 Vice President & Assistant
                                                       General Counsel
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Alan I. Watson               Officer                 Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                Officer                 Vice President
                                                       & Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO  80237
--------------------------------------------------------------------------------

Vaughn A. Greenlees          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze             Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Christopher T. Lawson        Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski           Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------
Donald R. Paddack            Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Craig J. St. Thomas          Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------
Kent T. Schmeckpeper         Officer                 Assistant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------

Charles V. Sellers           Officer                 Assitant Vice President
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jeraldine E. Kraus           Officer                 Assistant Secretary
                                                     INVESCO Funds Group, Inc.
                                                     7800 East Union Avenue
                                                     Denver, CO 80237
--------------------------------------------------------------------------------



ITEM 27.     (a)    PRINCIPAL UNDERWRITERS
                    INVESCO Advantage Series Funds, Inc.
                    INVESCO Bond Funds, Inc.
                    INVESCO Combination Stock & Bond Funds, Inc.
                    INVESCO International Funds, Inc.
                    INVESCO Money Market Funds, Inc.
                    INVESCO Sector Funds, Inc.
                    INVESCO Stock Funds, Inc.
                    INVESCO Treasurer's Series Funds, Inc.
                    INVESCO Variable Investment Funds, Inc.


             (b)

Positions and                                              Positions and
Name and Principal             Offices with                Offices with
Business Address               Underwriter                 the Company
------------------             ------------                -------------

Raymond R. Cunningham          Senior Vice
7800 E. Union Avenue           President
Denver, CO 80237


William J. Galvin, Jr.         Senior Vice                 Assistant Secretary
7800 E. Union Avenue           President &
Denver, CO  80237              Asst. Secretary


Ronald L. Grooms               Senior Vice                 Treasurer &
7800 E. Union Avenue           President,                  Chief Financial
Denver, CO  80237              Treasurer, &                and Accounting
                               Director                    Officer


Richard W. Healey              Senior Vice
7800 E. Union Avenue           President &
Denver, CO  80237              Director


Charles P. Mayer               Director
7800 E. Union Avenue
Denver, CO 80237


Timothy J. Miller              Director
7800 E. Union Avenue
Denver, CO 80237


Glen A. Payne                  Senior Vice President,      Secretary
7800 E. Union Avenue           Secretary &
Denver, CO 80237               General Counsel

Pamela J. Piro                 Assistant Treasurer         Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237


Judy P. Wiese                  Assistant Secretary         Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237


Mark H. Williamson             Chairman of the Board,      Chairman of the
7800 E. Union Avenue           President & Chief           Board, President &
Denver, CO 80237               Executive Officer           Chief Executive
                                                           Officer


             (c)     Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

             Mark H. Williamson
             7800 E. Union Avenue
             Denver, CO  80237

ITEM 29.     MANAGEMENT SERVICES

             Not applicable.

ITEM 30.     UNDERTAKINGS

             Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 26th day of September, 2000.


Attest:                                         INVESCO Combination Stock
                                                & Bond Funds, Inc.

/s/ Glen A. Payne                               /s/ Mark H. Williamson
-------------------------------                 --------------------------------
Glen A. Payne, Secretary                        Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                          /s/ Lawrence H. Budner*
-------------------------------                 --------------------------------
Mark H. Williamson, President &                 Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                            /s/ John W. McIntyre*
----------------------------                    --------------------------------
Ronald L. Grooms, Treasurer                     John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*                          /s/ Richard W. Healey*
-------------------------------                 --------------------------------
Victor L. Andrews, Director                     Richard W. Healey, Director

/s/ Bob R. Baker*                               /s/ Fred A. Deering*
-------------------------------                 --------------------------------
Bob R. Baker, Director                          Fred A. Deering, Director

/s/ Charles W. Brady*                           /s/ Larry Soll*
-------------------------------                 --------------------------------
Charles W. Brady, Director                      Larry Soll, Director

/s/ James T. Bunch*                             /s/ Wendy L. Gramm*
-------------------------------                 --------------------------------
James T. Bunch, Director                        Wendy L. Gramm, Director

                                                /s/ Gerald J. Lewis*
                                                --------------------------------
                                                Gerald J. Lewis, Director

                                                 /s/ Glen A. Payne
By _____________________________                By _____________________________
Edward F. O'Keefe                               Glen A. Payne
Attorney in Fact                                Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors (with the exceptions of Messrs. Healey, Bunch and Lewis) and officers of the Registrant have been filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27, 1996 and November 24, 1997, respectively.

                                  Exhibit Index


                                             Page in
Exhibit Number                               Registration Statement
--------------                               ----------------------
    a(1)                                        160
    e                                           162
    f                                           174
    h(1)                                        181
    h(2)                                        198
    j                                           206
    m(1)                                        207
    m(2)                                        211
    o(1)                                        225
    o(2)                                        228
    o(3)                                        231
    p                                           234
    POA Healey                                  245
    POA Bunch                                   246
    POA Lewis                                   247